UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22110

                                        AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

                              Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

                         Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES CORNERSTONE SMALL CAP ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.9%
Aerospace/Defense – 0.4%
Aerovironment, Inc.*	405	$18,432

Agriculture – 0.4%
Phibro Animal Health Corp., Class A	506	20,088

Airlines – 1.2%
SkyWest, Inc.	1,046	56,902

Apparel – 0.4%
Deckers Outdoor Corp.*	215	19,356

Auto Manufacturers – 0.4%
Wabash National Corp.	955	19,874

Auto Parts & Equipment – 1.6%
Cooper Tire & Rubber Co.	447	13,097
Modine Manufacturing Co.*	1,019	21,552
Spartan Motors, Inc.	1,155	19,866
Titan International, Inc.	1,527	19,256
Total Auto Parts & Equipment		73,771

Banks – 5.0%
Blue Hills Bancorp, Inc.	821	17,118
Central Pacific Financial Corp.	566	16,108
Community Trust Bancorp, Inc.	436	19,707
CVB Financial Corp.	691	15,644
Eagle Bancorp, Inc.*	549	32,858
First Bancorp/Southern Pines NC	523	18,645
First Commonwealth Financial Corp.	1,273	17,988
First Mid-Illinois Bancshares, Inc.(a)	426	15,528
Fulton Financial Corp.	813	14,431
Heritage Commerce Corp.	1,154	19,018
Old Second Bancorp, Inc.	1,290	17,931
TriState Capital Holdings, Inc.*	1,094	25,435
Total Banks		230,411

Beverages – 0.2%
Boston Beer Co., Inc. (The), Class A*(a)	59	11,154

Biotechnology – 1.4%
ANI Pharmaceuticals, Inc.*	341	19,853
BioCryst Pharmaceuticals, Inc.*(a)	2,002	9,549
Myriad Genetics, Inc.*	658	19,444
PDL BioPharma, Inc.*	6,084	17,887
Total Biotechnology		66,733

Building Materials – 1.3%
American Woodmark Corp.*(a)	194	19,099
Gibraltar Industries, Inc.*	587	19,870
PGT Innovations, Inc.*	1,060	19,769
Total Building Materials		58,738

Chemicals – 1.5%
Balchem Corp.	189	15,451
Innospec, Inc.	221	15,161
Koppers Holdings, Inc.*	364	14,960
Kronos Worldwide, Inc.	1,040	23,504
Total Chemicals		69,076

Coal – 0.7%
Alliance Holdings GP LP	564	14,105
SunCoke Energy, Inc.*	1,826	19,648
Total Coal		33,753

Commercial Services – 8.4%
ABM Industries, Inc.	334	11,182
Adtalem Global Education, Inc.*	280	13,314
Alarm.com Holdings, Inc.*	507	19,134
American Public Education, Inc.*	467	20,081
Care.com, Inc.*	914	14,871
Career Education Corp.*	1,294	17,003
CRA International, Inc.	383	20,027
Deluxe Corp.	259	19,169
Green Dot Corp., Class A*	496	31,823
HealthEquity, Inc.*(a)	372	22,521
Insperity, Inc.	776	53,971
K12, Inc.*	693	9,827
Kelly Services, Inc., Class A	636	18,470
McGrath RentCorp	367	19,704
Medifast, Inc.	220	20,559
Paylocity Holding Corp.*	441	22,592
Quad/Graphics, Inc.	658	16,680
Resources Connection, Inc.	1,224	19,829
Textainer Group Holdings Ltd.*	1,014	17,187
Total Commercial Services		387,944

Computers – 2.3%
Carbonite, Inc.*(a)	1,071	30,845
Engility Holdings, Inc.*	380	9,272
Insight Enterprises, Inc.*	451	15,754
Qualys, Inc.*	351	25,535
WNS Holdings Ltd. (India)*(b)	604	27,379
Total Computers		108,785

Distribution / Wholesale – 1.4%
G-III Apparel Group Ltd.*	663	24,982
Systemax, Inc.	888	25,353

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Distribution / Wholesale (continued)
Triton International Ltd. (Bermuda)	489	$14,963
Total Distribution / Wholesale		65,298

Diversified Financial Services – 1.6%
Encore Capital Group, Inc.*	435	19,662
Financial Engines, Inc.	563	19,705
Navient Corp.	1,518	19,916
WageWorks, Inc.*	318	14,374
Total Diversified Financial Services		73,657

Electrical Components & Equipment – 0.9%
Encore Wire Corp.	355	20,129
Energizer Holdings, Inc.	380	22,640
Total Electrical Components & Equipment		42,769

Electronics – 4.6%
Applied Optoelectronics, Inc.*(a)	293	7,343
AVX Corp.	1,178	19,496
Brady Corp., Class A	453	16,829
Control4 Corp.*(a)	1,100	23,628
CTS Corp.	798	21,706
Electro Scientific Industries, Inc.*	643	12,429
ESCO Technologies, Inc.	335	19,614
FARO Technologies, Inc.*	323	18,863
KEMET Corp.*	1,070	19,399
Rogers Corp.*	105	12,552
Stoneridge, Inc.*	992	27,379
Vishay Intertechnology, Inc.	872	16,219
Total Electronics		215,457

Energy - Alternate Sources – 1.0%
Green Plains, Inc.(a)	1,118	18,782
Sunrun, Inc.*(a)	2,971	26,531
Total Energy - Alternate Sources		45,313

Engineering & Construction – 0.9%
Argan, Inc.	457	19,628
Exponent, Inc.	280	22,022
Total Engineering & Construction		41,650

Entertainment – 1.2%
Marriott Vacations Worldwide Corp.	280	37,296
Penn National Gaming, Inc.*	733	19,249
Total Entertainment		56,545

Environmental Control – 0.8%
Casella Waste Systems, Inc., Class A*	1,644	38,437

Food – 2.3%
Darling Ingredients, Inc.*	1,140	19,722
Fresh Del Monte Produce, Inc.	390	17,644
Sanderson Farms, Inc.	178	21,186
SpartanNash Co.	539	9,276
Sprouts Farmers Market, Inc.*(a)	803	18,846
United Natural Foods, Inc.*	461	19,795
Total Food		106,469

Forest Products & Paper – 0.4%
Resolute Forest Products, Inc.*	1,943	16,127

Hand / Machine Tools – 0.4%
Kennametal, Inc.(a)	496	19,919

Healthcare - Products – 6.0%
AngioDynamics, Inc.*	914	15,767
CONMED Corp.	310	19,632
Haemonetics Corp.*	270	19,753
Halyard Health, Inc.*	368	16,957
Inogen, Inc.*	270	33,167
LeMaitre Vascular, Inc.	825	29,890
Luminex Corp.	651	13,717
Merit Medical Systems, Inc.*	846	38,366
NuVasive, Inc.*	388	20,258
Penumbra, Inc.*(a)	165	19,082
Repligen Corp.*(a)	363	13,133
Surmodics, Inc.*	518	19,710
Tactile Systems Technology, Inc.*(a)	662	21,052
Total Healthcare - Products		280,484

Healthcare - Services – 2.2%
Amedisys, Inc.*	325	19,611
Ensign Group, Inc. (The)	737	19,383
LHC Group, Inc.*	322	19,822
Tivity Health, Inc.*(a)	582	23,076
Triple-S Management Corp., Class B (Puerto Rico)*	677	17,697
Total Healthcare - Services		99,589

Household Products / Wares – 1.0%
ACCO Brands Corp.	1,208	15,160
Central Garden & Pet Co.*(a)	706	30,358
Total Household Products / Wares		45,518

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance – 1.6%
CNO Financial Group, Inc.	897	$19,438
Horace Mann Educators Corp.	372	15,903
Kemper Corp.(a)	328	18,696
NMI Holdings, Inc., Class A*	1,069	17,692
Total Insurance		71,729

Internet – 4.9%
8x8, Inc.*	1,010	18,837
Blucora, Inc.*	690	16,974
Cargurus, Inc.*	574	22,082
FireEye, Inc.*	1,152	19,503
Imperva, Inc.*	358	15,501
Limelight Networks, Inc.*	4,649	19,107
NIC, Inc.(a)	1,100	14,630
Perficient, Inc.*	859	19,688
Q2 Holdings, Inc.*	400	18,220
QuinStreet, Inc.*	1,387	17,712
Shutterfly, Inc.*	236	19,175
TrueCar, Inc.*	764	7,228
XO Group, Inc.*	877	18,198
Total Internet		226,855

Iron / Steel – 0.5%
Schnitzer Steel Industries, Inc., Class A	746	24,133

Leisure Time – 1.3%
Callaway Golf Co.(a)	1,116	18,258
Fox Factory Holding Corp.*	616	21,498
LCI Industries	210	21,872
Total Leisure Time		61,628

Lodging – 1.2%
Bluegreen Vacations Corp.	920	19,476
Marcus Corp. (The)	428	12,990
Monarch Casino & Resort, Inc.*	550	23,260
Total Lodging		55,726

Machinery - Diversified – 1.4%
Alamo Group, Inc.	221	24,288
Chart Industries, Inc.*(a)	458	27,036
Kadant, Inc.	165	15,592
Total Machinery - Diversified		66,916

Media – 0.2%
TiVo Corp.	822	11,138

Mining – 0.6%
Materion Corp.	343	17,510
US Silica Holdings, Inc.(a)	372	9,494
Total Mining		27,004

Miscellaneous Manufacturing – 2.0%
EnPro Industries, Inc.	212	16,405
Harsco Corp.*	1,311	27,072
John Bean Technologies Corp.	351	39,803
Sturm Ruger & Co., Inc.(a)	211	11,078
Total Miscellaneous Manufacturing		94,358

Office Furnishings – 0.3%
Herman Miller, Inc.	399	12,748

Oil & Gas – 4.0%
CNX Resources Corp.*	1,257	19,396
CVR Energy, Inc.	564	17,044
Delek US Holdings, Inc.	566	23,036
Denbury Resources, Inc.*	10,307	28,241
HighPoint Resources Corp.*(a)	4,003	20,335
Oasis Petroleum, Inc.*	1,818	14,726
PBF Energy, Inc., Class A	556	18,849
PDC Energy, Inc.*	266	13,042
Penn Virginia Corp.*	305	10,687
Stone Energy Corp.*	531	19,700
Total Oil & Gas		185,056

Oil & Gas Services – 1.5%
Archrock, Inc.	2,241	19,609
Dril-Quip, Inc.*(a)	392	17,561
Exterran Corp.*	598	15,967
McDermott International, Inc.*	2,668	16,248
Total Oil & Gas Services		69,385

Packaging & Containers – 0.4%
Greif, Inc., Class A(a)	388	20,273

Pharmaceuticals – 3.0%
Amphastar Pharmaceuticals, Inc.*	994	18,638
Anika Therapeutics, Inc.*(a)	340	16,905
Corcept Therapeutics, Inc.*(a)	1,113	18,309
Diplomat Pharmacy, Inc.*	968	19,505
Enanta Pharmaceuticals, Inc.*	419	33,901
Heska Corp.*	135	10,674
Xencor, Inc.*	648	19,427
Total Pharmaceuticals		137,359

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Pipelines – 0.3%
Summit Midstream Partners LP	963	$13,530

Private Equity – 0.2%
Kennedy-Wilson Holdings, Inc.	541	9,413

Real Estate – 0.4%
HFF, Inc., Class A	410	20,377

REITS – 6.3%
Acadia Realty Trust	603	14,834
AG Mortgage Investment Trust, Inc.	925	16,067
Agree Realty Corp.	399	19,168
Corporate Office Properties Trust	499	12,889
DDR Corp.	2,823	20,693
EastGroup Properties, Inc.	210	17,359
First Industrial Realty Trust, Inc.	568	16,603
Hersha Hospitality Trust	1,137	20,352
iStar, Inc.*	1,283	13,048
Mack-Cali Realty Corp.	1,220	20,386
National Health Investors, Inc.	157	10,564
National Storage Affiliates Trust	789	19,788
NexPoint Residential Trust, Inc.	590	14,656
PotlatchDeltic Corp.	296	15,407
Ramco-Gershenson Properties Trust	662	8,182
Rexford Industrial Realty, Inc.	540	15,547
Tier REIT, Inc.	865	15,985
Uniti Group, Inc.	1,179	19,159
Total REITS		290,687

Retail – 4.0%
Bassett Furniture Industries, Inc.	441	13,384
Conn's, Inc.*	620	21,080
El Pollo Loco Holdings, Inc.*	2,046	19,437
Guess?, Inc.	1,291	26,775
Movado Group, Inc.	622	23,885
Ollie's Bargain Outlet Holdings, Inc.*(a)	351	21,165
PetMed Express, Inc.(a)	398	16,617
Wingstop, Inc.	475	22,434
Zumiez, Inc.*(a)	926	22,132
Total Retail		186,909

Savings & Loans – 1.5%
Flagstar Bancorp, Inc.*(a)	539	19,081
Meridian Bancorp, Inc.	892	17,974
Northfield Bancorp, Inc.	938	14,642
OceanFirst Financial Corp.	740	19,795
Total Savings & Loans		71,492

Semiconductors – 2.9%
Brooks Automation, Inc.	792	21,447
Cohu, Inc.	949	21,647
Diodes, Inc.*	605	18,428
Kulicke & Soffa Industries, Inc. (Singapore)*	846	21,159
Nanometrics, Inc.*	558	15,010
Power Integrations, Inc.	247	16,882
Xperi Corp.	878	18,570
Total Semiconductors		133,143

Software – 6.3%
ACI Worldwide, Inc.*	806	19,118
Apptio, Inc., Class A*	793	22,474
Blackline, Inc.*	395	15,488
Bottomline Technologies de, Inc.*	511	19,801
Ebix, Inc.(a)	458	34,121
Five9, Inc.*	649	19,334
Glu Mobile, Inc.*	4,701	17,723
Manhattan Associates, Inc.*	472	19,767
Medidata Solutions, Inc.*	303	19,031
MINDBODY, Inc., Class A*	857	33,337
Progress Software Corp.	482	18,533
SendGrid, Inc.*	648	18,235
SPS Commerce, Inc.*	232	14,864
Zynga, Inc., Class A*	5,972	21,858
Total Software		293,684

Telecommunications – 3.0%
Bandwidth, Inc., Class A*	615	20,086
Comtech Telecommunications Corp.	1,014	30,308
InterDigital, Inc.	240	17,664
Iridium Communications, Inc.*(a)	1,267	14,254
NETGEAR, Inc.*(a)	343	19,619
Switch, Inc., Class A	1,246	19,824
Vonage Holdings Corp.*	1,781	18,968
Total Telecommunications		140,723

Textiles – 0.4%
UniFirst Corp.	108	17,458

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares / Principal	Value
COMMON STOCKS (continued)
Transportation – 1.3%
Covenant Transportation Group, Inc., Class A*	674	$20,105
Echo Global Logistics, Inc.*	690	19,044
Genco Shipping & Trading Ltd.*	1,305	18,557
Total Transportation		57,706

Trucking & Leasing – 0.5%
GATX Corp.(a)	189	12,945
Greenbrier Cos., Inc. (The)(a)	237	11,909
Total Trucking & Leasing		24,854

Total Common Stocks
(Cost $4,069,526)		4,646,533

MONEY MARKET FUND – 0.4%
STIT - Government & Agency Portfolio, Institutional Class, 1.55%(c) (Cost $18,257)	18,257	18,257

REPURCHASE AGREEMENTS – 6.4%(d)
Citigroup Global Markets, Inc., dated 03/29/18, due 04/02/18, 1.80%, total to be received $49,415, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.75%, 04/12/18-09/09/49, totaling $50,197)	$49,408	49,408
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.82%, total to be received $250,038, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/02/18-02/20/68, totaling $254,280)	250,000	250,000
Total Repurchase Agreements
(Cost $299,408)		299,408
Total Investments – 106.7%
(Cost $4,387,191)		4,964,198
Liabilities in Excess of Other Assets – (6.7%)		(312,913)
Net Assets – 100.0%		$4,651,285

CVR - Contingent Value Rights

LP - Limited Partnership

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $599,124; the aggregate market value of the collateral held by the fund is $602,721. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $303,313.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2018.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.4%
Agriculture	0.4
Airlines	1.2
Apparel	0.4
Auto Manufacturers	0.4
Auto Parts & Equipment	1.6

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Banks	5.0%
Beverages	0.2
Biotechnology	1.4
Building Materials	1.3
Chemicals	1.5
Coal	0.7
Commercial Services	8.4
Computers	2.3
Distribution / Wholesale	1.4
Diversified Financial Services	1.6
Electrical Components & Equipment	0.9
Electronics	4.6
Energy - Alternate Sources	1.0
Engineering & Construction	0.9
Entertainment	1.2
Environmental Control	0.8
Food	2.3
Forest Products & Paper	0.4
Hand / Machine Tools	0.4
Healthcare - Products	6.0
Healthcare - Services	2.2
Household Products / Wares	1.0
Insurance	1.6
Internet	4.9
Iron / Steel	0.5
Leisure Time	1.3
Lodging	1.2
Machinery - Diversified	1.4
Media	0.2
Mining	0.6
Miscellaneous Manufacturing	2.0
Office Furnishings	0.3
Oil & Gas	4.0
Oil & Gas Services	1.5
Packaging & Containers	0.4
Pharmaceuticals	3.0
Pipelines	0.3
Private Equity	0.2
Real Estate	0.4
REITS	6.3
Retail	4.0
Savings & Loans	1.5
Semiconductors	2.9
Software	6.3
Telecommunications	3.0
Textiles	0.4
Transportation	1.3
Trucking & Leasing	0.5
Money Market Fund	0.4
Repurchase Agreements	6.4
Total Investments	106.7
Liabilities in Excess of Other Assets	(6.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.2%
Airlines – 5.6%
Copa Holdings SA, Class A (Panama)	48,199	$6,199,838
Latam Airlines Group SA (Chile)(a)(b)	473,539	7,287,765
Total Airlines		13,487,603

Auto Parts & Equipment – 1.9%
China Yuchai International Ltd. (China)(a)	222,332	4,706,768

Banks – 5.1%
Grupo Financiero Galicia SA (Argentina)(b)	115,377	7,587,192
ING Groep NV (Netherlands)(a)(b)	287,011	4,859,096
Total Banks		12,446,288

Chemicals – 6.3%
Braskem SA (Brazil)(a)(b)	236,555	6,857,730
Sociedad Quimica y Minera de Chile SA (Chile)(a)(b)	170,049	8,357,908
Total Chemicals		15,215,638

Commercial Services – 9.7%
New Oriental Education & Technology Group, Inc. (China)(b)	124,141	10,880,959
TAL Education Group (China)(b)	341,246	12,656,814
Total Commercial Services		23,537,773

Diversified Financial Services – 5.0%
KB Financial Group, Inc. (South Korea)(b)	108,416	6,281,623
Noah Holdings Ltd. (China)*(a)(b)	123,862	5,847,525
Total Diversified Financial Services		12,129,148

Electric – 10.4%
Empresa Distribuidora Y Comercializadora Norte (Argentina)*(a)(b)	252,366	14,518,616
Pampa Energia SA (Argentina)*(a)(b)	182,442	10,873,543
Total Electric		25,392,159

Forest Products & Paper – 3.2%
Stora Enso OYJ (Finland)(a)(b)	410,029	7,724,946

Healthcare - Products – 2.5%
Mazor Robotics Ltd. (Israel)*(a)(b)	99,482	6,104,215

Home Furnishings – 3.4%
SodaStream International Ltd. (Israel)*	89,646	8,232,192

Insurance – 2.5%
Aegon NV (Netherlands)(a)(c)	907,911	6,146,558

Internet – 8.7%
Gravity Co. Ltd. (South Korea)(b)	78,596	6,688,520
SINA Corp. (China)*	67,957	7,085,876
Tencent Holdings Ltd. (China)(b)	124,374	6,627,890
Weibo Corp. (China)*(a)(b)	6,840	817,654
Total Internet		21,219,940

Iron / Steel – 2.7%
Ternium SA (Luxembourg)(b)	201,730	6,554,208

Lodging – 5.1%
China Lodging Group Ltd. (China)(a)(b)	94,635	12,464,376

Machinery - Construction & Mining – 2.1%
Komatsu Ltd. (Japan)(b)	154,599	5,202,256

Machinery - Diversified – 2.5%
FANUC Corp. (Japan)(b)	236,894	6,024,214

Oil & Gas – 7.8%
CNOOC Ltd. (China)(b)	39,145	5,788,371
Ecopetrol SA (Colombia)(a)(b)	358,106	6,922,189
Petroleo Brasileiro SA (Brazil)*(b)	443,004	6,264,077
Total Oil & Gas		18,974,637

Pharmaceuticals – 2.3%
Galapagos NV (Belgium)*(a)(b)	56,076	5,594,142

Semiconductors – 5.3%
ASML Holding NV (Netherlands)(a)(c)	29,501	5,857,719
STMicroelectronics NV (Switzerland)(a)(c)	312,749	6,971,175
Total Semiconductors		12,828,894

Telecommunications – 7.1%
Nice Ltd. (Israel)*(b)	68,617	6,445,195
Telecom Argentina SA (Argentina)(b)	167,501	5,247,806
TIM Participacoes SA (Brazil)(a)(b)	260,589	5,646,964
Total Telecommunications		17,339,965

Total Common Stocks
(Cost $220,214,870)		241,325,920

MONEY MARKET FUND – 0.8%
Invesco Government & Agency Portfolio - Private Investment Class, 1.25%(d) (Cost $1,996,627)	1,996,627	1,996,627

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS – 12.6%(e)
Citibank NA, dated 03/29/18, due 04/02/18, 1.80%, total to be received $2,118,258, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 08/02/18-09/09/49, totaling $2,147,179)	$2,117,940	$2,117,940
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.81%, total to be received $7,150,572, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/30/18-12/01/51, totaling $7,271,066)	7,149,494	7,149,494
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.78%, total to be received $7,150,555, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 05/15/18-01/15/37, totaling $7,303,275)	7,149,494	7,149,494
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.82%, total to be received $7,150,578, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/02/18-02/20/68, totaling $7,271,902)	7,149,494	7,149,494
RBC Dominion Securities, Inc., dated 03/29/18, due 04/02/18, 1.80%, total to be received $7,150,566, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.00%, 06/28/18-12/20/47, totaling $7,270,479)	7,149,494	7,149,494

Total Repurchase Agreements
(Cost $30,715,916)		30,715,916

Total Investments – 112.6%
(Cost $252,927,413)		274,038,463
Liabilities in Excess of Other Assets – (12.6%)		(30,762,167)
Net Assets – 100.0%		$243,276,296

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $51,180,776; the aggregate market value of the collateral held by the fund is $51,440,459. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $20,724,543.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of March 31, 2018.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Airlines	5.6%
Auto Parts & Equipment	1.9
Banks	5.1
Chemicals	6.3
Commercial Services	9.7
Diversified Financial Services	5.0
Electric	10.4
Forest Products & Paper	3.2
Healthcare - Products	2.5

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Home Furnishings	3.4%
Insurance	2.5
Internet	8.7
Iron / Steel	2.7
Lodging	5.1
Machinery - Construction & Mining	2.1
Machinery - Diversified	2.5
Oil & Gas	7.8
Pharmaceuticals	2.3
Semiconductors	5.3
Telecommunications	7.1
Money Market Fund	0.8
Repurchase Agreements	12.6
Total Investments	112.6
Liabilities in Excess of Other Assets	(12.6)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES FOCUSED EQUITY ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS – 99.1%
Banks – 4.2%
Signature Bank*	4,071	$577,878

Building Materials – 4.0%
Continental Building Products, Inc.*	19,750	563,863

Chemicals – 7.4%
RPM International, Inc.	10,538	502,347
Sherwin-Williams Co. (The)	1,342	526,225
Total Chemicals		1,028,572

Commercial Services – 8.8%
Carriage Services, Inc.	21,768	602,103
Moody's Corp.	3,825	616,972
Total Commercial Services		1,219,075

Computers – 8.4%
Check Point Software Technologies Ltd. (Israel)*	5,380	534,449
Cognizant Technology Solutions Corp., Class A	7,853	632,167
Total Computers		1,166,616

Diversified Financial Services – 7.5%
Alliance Data Systems Corp.	2,203	468,931
Intercontinental Exchange, Inc.	8,001	580,232
Total Diversified Financial Services		1,049,163

Food – 11.5%
Hormel Foods Corp.(a)	15,428	529,489
Ingredion, Inc.	4,001	515,809
JM Smucker Co. (The)	4,514	559,781
Total Food		1,605,079

Hand/Machine Tools – 3.3%
Snap-on, Inc.(a)	3,161	466,374

Healthcare - Products – 12.4%
Becton Dickinson and Co.	2,578	558,653
Danaher Corp.	6,034	590,789
Stryker Corp.	3,582	576,415
Total Healthcare - Products		1,725,857

Household Products/Wares – 4.1%
Church & Dwight Co., Inc.	11,289	568,514

Insurance – 7.7%
Aflac, Inc.	12,606	551,638
Torchmark Corp.	6,187	520,760
Total Insurance		1,072,398

Machinery - Diversified – 4.0%
Wabtec Corp.(a)	6,838	556,613

Media – 4.1%
FactSet Research Systems, Inc.	2,891	576,523

Retail – 3.9%
Ross Stores, Inc.	6,900	538,062

Software – 7.8%
Cerner Corp.*	8,163	473,454
Fiserv, Inc.*	8,574	611,412
Total Software		1,084,866

Total Common Stocks
(Cost $12,508,838)		13,799,453

MONEY MARKET FUND – 1.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.45%(b) (Cost $135,685)	135,685	135,685

REPURCHASE AGREEMENTS – 3.0%(c)
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.81%, total to be received $250,038, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/30/18-12/01/51, totaling $254,251)	$250,000	250,000
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.79%, total to be received $164,667, (collateralized by various U.S. Government Agency Obligations, 2.50%-8.00%, 04/01/22-03/01/48, totaling $167,670)	164,642	164,642

Total Repurchase Agreements
(Cost $414,642)		414,642

Total Investments – 103.1%
(Cost $13,059,165)		14,349,780
Liabilities in Excess of Other Assets – (3.1%)		(425,801)
Net Assets – 100.0%		$13,923,979

See accompanying Notes to Schedules of Investments.

ADVISORSHARES FOCUSED EQUITY ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,516,800; the aggregate market value of the collateral held by the fund is $1,525,759. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,111,117.
(b)	Rate shown reflects the 7-day yield as of March 31, 2018.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Banks	4.2%
Building Materials	4.0
Chemicals	7.4
Commercial Services	8.8
Computers	8.4
Diversified Financial Services	7.5
Food	11.5
Hand/Machine Tools	3.3
Healthcare - Products	12.4
Household Products/Wares	4.1
Insurance	7.7
Machinery - Diversified	4.0
Media	4.1
Retail	3.9
Software	7.8
Money Market Fund	1.0
Repurchase Agreements	3.0
Total Investments	103.1
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.9%
Advertising – 2.1%
Innocean Worldwide, Inc. (South Korea)	3,742	$226,086

Aerospace/Defense – 0.1%
Korea Aerospace Industries Ltd. (South Korea)*	290	13,590

Airlines – 2.9%
Hanjin Kal Corp. (South Korea)	14,612	270,059
Jin Air Co. Ltd. (South Korea)	1,244	35,363
Total Airlines		305,422

Apparel – 1.4%
Handsome Co. Ltd. (South Korea)	5,169	149,605

Auto Manufacturers – 2.8%
Hyundai Motor Co. (South Korea)	2,178	293,220

Auto Parts & Equipment – 4.0%
Hanon Systems (South Korea)	888	9,622
Hyundai Mobis Co. Ltd. (South Korea)	1,438	342,670
Mando Corp. (South Korea)	307	66,389
Total Auto Parts & Equipment		418,681

Banks – 1.7%
Industrial Bank of Korea (South Korea)	12,047	176,314

Biotechnology – 2.7%
Hugel, Inc. (South Korea)*	106	59,270
Medy-Tox, Inc. (South Korea)	82	57,444
Samsung Biologics Co. Ltd. (South Korea)*‡	366	166,879
Total Biotechnology		283,593

Chemicals – 4.9%
Hansol Chemical Co. Ltd. (South Korea)	627	40,941
LG Chem Ltd. (South Korea)	593	214,746
Lotte Chemical Corp. (South Korea)	510	207,177
SK Chemicals Co. Ltd. (South Korea)*	487	47,517
Wonik Materials Co. Ltd. (South Korea)*	72	3,817
Total Chemicals		514,198

Commercial Services – 0.3%
KGMobilians Co. Ltd. (South Korea)	3,437	30,214

Computers – 3.1%
NHN KCP Corp. (South Korea)*	715	11,806
Samsung SDS Co. Ltd. (South Korea)	411	97,361
Shinsegae Information & Communication Co. Ltd. (South Korea)	134	22,252
SK Holdings Co. Ltd. (South Korea)	687	192,391
Total Computers		323,810

Cosmetics / Personal Care – 4.7%
Amorepacific Corp. (South Korea)	810	233,296
AMOREPACIFIC Group (South Korea)	719	92,413
CLIO Cosmetics Co. Ltd. (South Korea)	430	13,797
Cosmax, Inc. (South Korea)	725	93,524
LG Household & Health Care Ltd. (South Korea)	55	61,506
Total Cosmetics / Personal Care		494,536

Distribution / Wholesale – 1.4%
LG Corp. (South Korea)	1,831	149,277

Diversified Financial Services – 4.8%
KB Financial Group, Inc. (South Korea)	4,594	265,494
KIWOOM Securities Co. Ltd. (South Korea)	1,258	125,694
NH Investment & Securities Co. Ltd. (South Korea)	8,775	114,843
Total Diversified Financial Services		506,031

Electrical Components & Equipment – 2.1%
LS Corp. (South Korea)	3,141	216,885

Electronics – 0.6%
L&F Co. Ltd. (South Korea)	266	9,683
Samsung Electro-Mechanics Co. Ltd. (South Korea)	590	59,227
Total Electronics		68,910

Engineering & Construction – 1.3%
Daelim Industrial Co. Ltd. (South Korea)	612	42,258
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	15,425	75,396
Hyundai Development Co.-Engineering & Construction (South Korea)	550	19,556
Total Engineering & Construction		137,210

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Food – 2.3%
CJ CheilJedang Corp. (South Korea)	627	$188,235
Daesang Corp. (South Korea)	825	20,008
NUTRIBIOTECH Co. Ltd. (South Korea)*	1,586	35,041
Total Food		243,284

Gas – 0.5%
Korea Gas Corp. (South Korea)*	1,215	55,341

Healthcare - Products – 0.2%
Interojo Co. Ltd. (South Korea)	597	22,712

Holding Companies - Diversified – 0.9%
CJ Corp. (South Korea)	621	91,760

Home Furnishings – 2.1%
LG Electronics, Inc. (South Korea)	1,530	156,459
SM Entertainment Co. (South Korea)*	1,408	61,490
Total Home Furnishings		217,949

Insurance – 2.2%
Samsung Life Insurance Co. Ltd. (South Korea)	2,124	230,155

Internet – 5.9%
Cafe24 Corp. (South Korea)*	257	28,620
NAVER Corp. (South Korea)	531	391,562
NHN Entertainment Corp. (South Korea)*	3,282	207,838
Total Internet		628,020

Iron / Steel – 1.9%
POSCO (South Korea)	640	202,345

Leisure Time – 1.3%
Hana Tour Service, Inc. (South Korea)	749	83,972
Very Good Tour Co. Ltd. (South Korea)	4,430	52,575
Total Leisure Time		136,547
Machinery - Diversified – 2.1%
Hyundai Robotics Co. Ltd. (South Korea)*	475	189,840
SFA Engineering Corp. (South Korea)	1,125	36,729
Total Machinery - Diversified		226,569

Media – 0.9%
CJ E&M Corp. (South Korea)	1,064	92,135

Metal Fabricate / Hardware – 0.1%
Hyosung Corp. (South Korea)	121	13,565

Miscellaneous Manufacturing – 0.7%
Doosan Corp. (South Korea)	517	51,899
POSCO Chemtech Co. Ltd. (South Korea)	287	12,722
SK Materials Co. Ltd. (South Korea)	93	12,966
Total Miscellaneous Manufacturing		77,587

Oil & Gas – 1.8%
S-Oil Corp. (South Korea)	1,719	192,720

Pharmaceuticals – 4.3%
Celltrion Healthcare Co. Ltd. (South Korea)*	3	303
Celltrion, Inc. (South Korea)*	469	139,481
Dong-A Socio Holdings Co. Ltd. (South Korea)	407	50,784
Green Cross Corp. (South Korea)	314	59,212
Hanmi Pharm Co. Ltd. (South Korea)	325	157,637
Yuhan Corp. (South Korea)	250	51,834
Total Pharmaceuticals		459,251

Retail – 4.4%
E-MART, Inc. (South Korea)	312	79,178
Lotte Shopping Co. Ltd. (South Korea)	634	139,184
Samsung C&T Corp. (South Korea)	955	122,746
Shinsegae, Inc. (South Korea)	389	127,185
Total Retail		468,293

Semiconductors – 22.4%
Innox Advanced Materials Co. Ltd. (South Korea)*	160	9,757
Samsung Electronics Co. Ltd. (South Korea)	847	1,948,442
SK Hynix, Inc. (South Korea)	4,845	365,000
TES Co. Ltd. (South Korea)	1,459	40,174
Total Semiconductors		2,363,373

Shipbuilding – 0.5%
Hyundai Heavy Industries Co. Ltd. (South Korea)*	387	49,923

Telecommunications – 1.5%
SK Telecom Co. Ltd. (South Korea)	713	153,851

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Transportation – 1.0%
Hyundai Glovis Co. Ltd. (South Korea)	530	$90,496
Pan Ocean Co. Ltd. (South Korea)*	2,051	10,160
Total Transportation		100,656

Total Common Stocks
(Cost $8,320,535)		10,333,618

Total Investments – 97.9%
(Cost $8,320,535)		10,333,618

Other Assets in Excess of Liabilities – 2.1%		224,482
Net Assets – 100.0%		$10,558,100

*	Non-income producing security.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	2.1%
Aerospace/Defense	0.1
Airlines	2.9
Apparel	1.4
Auto Manufacturers	2.8
Auto Parts & Equipment	4.0
Banks	1.7
Biotechnology	2.7
Chemicals	4.9
Commercial Services	0.3
Computers	3.1
Cosmetics / Personal Care	4.7
Distribution / Wholesale	1.4
Diversified Financial Services	4.8
Electrical Components & Equipment	2.1
Electronics	0.6
Engineering & Construction	1.3
Food	2.3
Gas	0.5
Healthcare - Products	0.2
Holding Companies - Diversified	0.9
Home Furnishings	2.1
Insurance	2.2
Internet	5.9
Iron / Steel	1.9
Leisure Time	1.3
Machinery - Diversified	2.1
Media	0.9
Metal Fabricate / Hardware	0.1
Miscellaneous Manufacturing	0.7
Oil & Gas	1.8
Pharmaceuticals	4.3
Retail	4.4
Semiconductors	22.4
Shipbuilding	0.5
Telecommunications	1.5
Transportation	1.0
Total Investments	97.9
Other Assets in Excess of Liabilities	2.1
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.5%
Advertising – 0.7%
Interpublic Group of Cos., Inc. (The)	5,890	$135,647
Omnicom Group, Inc.(a)	799	58,063
Total Advertising		193,710

Aerospace/Defense – 2.0%
Arconic, Inc.	5,564	128,195
Boeing Co. (The)	194	63,609
General Dynamics Corp.	277	61,189
Harris Corp.	489	78,866
L3 Technologies, Inc.	88	18,304
Lockheed Martin Corp.	127	42,917
Northrop Grumman Corp.	57	19,900
Raytheon Co.	93	20,071
Rockwell Collins, Inc.	383	51,647
TransDigm Group, Inc.(a)	206	63,230
United Technologies Corp.	231	29,064
Total Aerospace/Defense		576,992

Agriculture – 0.8%
Altria Group, Inc.	243	15,144
Archer-Daniels-Midland Co.	3,713	161,033
Philip Morris International, Inc.	686	68,188
Total Agriculture		244,365

Airlines – 0.7%
Alaska Air Group, Inc.(a)	944	58,490
Delta Air Lines, Inc.	1,284	70,376
Southwest Airlines Co.	1,070	61,290
Total Airlines		190,156

Apparel – 0.7%
Hanesbrands, Inc.(a)	4,360	80,311
NIKE, Inc., Class B	273	18,138
Ralph Lauren Corp.	471	52,658
Under Armour, Inc., Class C*(a)	1,176	16,875
VF Corp.	456	33,799
Total Apparel		201,781

Auto Manufacturers – 1.3%
Ford Motor Co.	13,829	153,225
General Motors Co.	4,204	152,773
PACCAR, Inc.(a)	1,040	68,817
Total Auto Manufacturers		374,815

Auto Parts & Equipment – 1.0%
Aptiv PLC	919	78,088
BorgWarner, Inc.	2,695	135,370
Goodyear Tire & Rubber Co. (The)	3,211	85,348
Total Auto Parts & Equipment		298,806

Banks – 5.9%
Bank of America Corp.	2,244	67,298
Bank of New York Mellon Corp. (The)	1,375	70,854
BB&T Corp.	700	36,428
Capital One Financial Corp.	737	70,619
Citigroup, Inc.	1,079	72,832
Citizens Financial Group, Inc.	3,464	145,419
Comerica, Inc.	1,907	182,939
Fifth Third Bancorp	1,076	34,163
Goldman Sachs Group, Inc. (The)	559	140,790
Huntington Bancshares, Inc.	3,972	59,977
JPMorgan Chase & Co.	161	17,705
KeyCorp	3,010	58,845
M&T Bank Corp.	100	18,436
Morgan Stanley	2,886	155,729
Northern Trust Corp.	628	64,766
PNC Financial Services Group, Inc. (The)	502	75,922
Regions Financial Corp.	5,831	108,340
State Street Corp.	1,250	124,662
SunTrust Banks, Inc.	942	64,094
US Bancorp	319	16,110
Wells Fargo & Co.	1,089	57,074
Zions Bancorporation	1,091	57,528
Total Banks		1,700,530

Beverages – 0.9%
Brown-Forman Corp., Class B	318	17,299
Coca-Cola Co. (The)	376	16,330
Constellation Brands, Inc., Class A	345	78,632
Dr Pepper Snapple Group, Inc.	180	21,308
Molson Coors Brewing Co., Class B	1,113	83,842
Monster Beverage Corp.*	722	41,306
PepsiCo, Inc.	145	15,827
Total Beverages		274,544

Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc.*	1,171	130,520
Amgen, Inc.	97	16,536
Biogen, Inc.*	96	26,287
Celgene Corp.*	1,614	143,985
Illumina, Inc.*	77	18,204
Regeneron Pharmaceuticals, Inc.*	314	108,129

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	290	$47,264
Total Biotechnology		490,925

Building Materials – 1.4%
Fortune Brands Home & Security, Inc.	924	54,414
Johnson Controls International PLC	3,384	119,252
Martin Marietta Materials, Inc.	328	67,995
Masco Corp.	2,539	102,677
Vulcan Materials Co.	467	53,317
Total Building Materials		397,655

Chemicals – 1.9%
Air Products & Chemicals, Inc.	387	61,545
Albemarle Corp.(a)	131	12,149
DowDuPont, Inc.	610	38,863
Eastman Chemical Co.	858	90,588
FMC Corp.	709	54,288
International Flavors & Fragrances, Inc.	112	15,334
LyondellBasell Industries NV, Class A	915	96,697
Monsanto Co.	470	54,844
Mosaic Co. (The)	653	15,855
PPG Industries, Inc.	147	16,405
Praxair, Inc.	201	29,004
Sherwin-Williams Co. (The)	159	62,347
Total Chemicals		547,919

Commercial Services – 3.6%
Automatic Data Processing, Inc.	148	16,795
Cintas Corp.	311	53,050
Ecolab, Inc.	338	46,330
Equifax, Inc.	455	53,603
Gartner, Inc.*(a)	421	49,518
Global Payments, Inc.	1,000	111,520
H&R Block, Inc.(a)	3,321	84,387
IHS Markit Ltd.*	1,497	72,215
Moody's Corp.	118	19,033
Nielsen Holdings PLC	1,306	41,518
PayPal Holdings, Inc.*	887	67,297
Quanta Services, Inc.*	871	29,919
Robert Half International, Inc.	925	53,548
S&P Global, Inc.	348	66,489
Total System Services, Inc.	690	59,519
United Rentals, Inc.*	893	154,248
Verisk Analytics, Inc.*	180	18,720
Western Union Co. (The)	2,207	42,441
Total Commercial Services		1,040,150

Computers – 3.9%
Accenture PLC, Class A	193	29,626
Apple, Inc.	376	63,085
Cognizant Technology Solutions Corp., Class A	1,756	141,358
CSRA, Inc.	1,949	80,357
DXC Technology Co.	1,433	144,060
HP, Inc.	3,150	69,048
International Business Machines Corp.	189	28,998
NetApp, Inc.	2,181	134,546
Seagate Technology PLC(a)	3,949	231,095
Western Digital Corp.	2,192	202,256
Total Computers		1,124,429

Cosmetics/Personal Care – 0.3%
Colgate-Palmolive Co.	229	16,415
Coty, Inc., Class A(a)	2,229	40,791
Estee Lauder Cos., Inc. (The), Class A	135	20,212
Procter & Gamble Co. (The)	189	14,984
Total Cosmetics/Personal Care		92,402

Distribution/Wholesale – 0.6%
Fastenal Co.(a)	317	17,305
LKQ Corp.*	2,295	87,095
W.W. Grainger, Inc.	242	68,310
Total Distribution/Wholesale		172,710

Diversified Financial Services – 6.3%
Affiliated Managers Group, Inc.	760	144,081
Alliance Data Systems Corp.	583	124,097
American Express Co.	743	69,307
Ameriprise Financial, Inc.	1,008	149,123
BlackRock, Inc.	149	80,716
Cboe Global Markets, Inc.	1,126	128,477
Charles Schwab Corp. (The)	1,533	80,053
CME Group, Inc.	119	19,247
Discover Financial Services	714	51,358
E*TRADE Financial Corp.*	2,295	127,166
Franklin Resources, Inc.	1,757	60,933
Intercontinental Exchange, Inc.	246	17,840
Invesco Ltd.	4,095	131,081

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Mastercard, Inc., Class A	454	$79,523
Nasdaq, Inc.	509	43,886
Navient Corp.	10,484	137,550
Raymond James Financial, Inc.	1,721	153,875
Synchrony Financial	2,167	72,659
T. Rowe Price Group, Inc.	715	77,199
Visa, Inc., Class A	561	67,107
Total Diversified Financial Services		1,815,278

Electric – 2.0%
AES Corp. (The)	11,843	134,655
Alliant Energy Corp.	408	16,671
Ameren Corp.	296	16,762
American Electric Power Co., Inc.	238	16,324
CenterPoint Energy, Inc.	613	16,796
CMS Energy Corp.	366	16,576
Consolidated Edison, Inc.	206	16,056
Dominion Energy, Inc.	215	14,497
DTE Energy Co.	158	16,495
Duke Energy Corp.	207	16,036
Edison International	273	17,379
Entergy Corp.	375	29,543
Eversource Energy	275	16,203
Exelon Corp.	437	17,047
FirstEnergy Corp.	563	19,148
NRG Energy, Inc.	605	18,471
PG&E Corp.	391	17,177
Pinnacle West Capital Corp.	204	16,279
PPL Corp.	565	15,984
Public Service Enterprise Group, Inc.	336	16,881
SCANA Corp.	445	16,710
Sempra Energy(a)	440	48,937
Southern Co. (The)	365	16,301
WEC Energy Group, Inc.	262	16,427
Xcel Energy, Inc.	362	16,464
Total Electric		579,819

Electrical Components & Equipment – 0.3%
Acuity Brands, Inc.(a)	294	40,922
AMETEK, Inc.	238	18,081
Emerson Electric Co.	247	16,870
Total Electrical Components & Equipment		75,873

Electronics – 1.2%
Agilent Technologies, Inc.	415	27,764
Allegion PLC	945	80,599
Amphenol Corp., Class A	196	16,881
Corning, Inc.	530	14,776
FLIR Systems, Inc.	369	18,454
Fortive Corp.	239	18,527
Garmin Ltd.(a)	289	17,031
Honeywell International, Inc.	113	16,330
Mettler-Toledo International, Inc.*	28	16,101
PerkinElmer, Inc.	551	41,722
TE Connectivity Ltd.	567	56,643
Waters Corp.*	88	17,481
Total Electronics		342,309

Engineering & Construction – 0.3%
Fluor Corp.	331	18,940
Jacobs Engineering Group, Inc.	1,196	70,743
Total Engineering & Construction		89,683

Environmental Control – 0.4%
Republic Services, Inc.	258	17,087
Stericycle, Inc.*(a)	1,184	69,300
Waste Management, Inc.	200	16,824
Total Environmental Control		103,211

Food – 1.5%
Campbell Soup Co.	362	15,678
Conagra Brands, Inc.	459	16,928
General Mills, Inc.	704	31,722
Hershey Co. (The)	153	15,141
Hormel Foods Corp.(a)	476	16,336
JM Smucker Co. (The)(a)	566	70,190
Kellogg Co.(a)	253	16,448
Kraft Heinz Co. (The)	412	25,663
Kroger Co. (The)	614	14,699
McCormick & Co., Inc.	330	35,109
Mondelez International, Inc., Class A	1,457	60,801
Safeway, Inc. SCRP. CVR*(b)	447	0
Sysco Corp.	632	37,895
Tyson Foods, Inc., Class A	880	64,407
Total Food		421,017

Forest Products & Paper – 0.3%
International Paper Co.	1,421	75,924

Gas – 0.1%
NiSource, Inc.(a)	677	16,187

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Hand/Machine Tools – 0.4%
Snap-on, Inc.(a)	385	$56,803
Stanley Black & Decker, Inc.	313	47,952
Total Hand/Machine Tools		104,755

Healthcare - Products – 2.8%
Abbott Laboratories	1,113	66,691
Align Technology, Inc.*	256	64,289
Baxter International, Inc.	739	48,065
Becton Dickinson and Co.	325	70,428
Boston Scientific Corp.*	2,348	64,147
Cooper Cos., Inc. (The)	229	52,398
Danaher Corp.	185	18,113
DENTSPLY SIRONA, Inc.	257	12,930
Edwards Lifesciences Corp.*	489	68,225
Henry Schein, Inc.*(a)	511	34,344
Hologic, Inc.*(a)	926	34,595
IDEXX Laboratories, Inc.*	108	20,670
Intuitive Surgical, Inc.*	46	18,990
Medtronic PLC	428	34,334
Patterson Cos., Inc.	1,156	25,698
ResMed, Inc.	464	45,690
Stryker Corp.	110	17,701
Thermo Fisher Scientific, Inc.	406	83,823
Varian Medical Systems, Inc.*	155	19,011
Zimmer Biomet Holdings, Inc.	140	15,266
Total Healthcare - Products		815,408

Healthcare - Services – 3.4%
Aetna, Inc.	287	48,503
Anthem, Inc.	307	67,448
Centene Corp.*	876	93,618
Cigna Corp.	409	68,606
DaVita, Inc.*	1,493	98,448
Envision Healthcare Corp.*(a)	4,051	155,680
HCA Healthcare, Inc.	1,094	106,118
Humana, Inc.	259	69,627
IQVIA Holdings, Inc.*	830	81,431
Laboratory Corp. of America Holdings*	374	60,495
Quest Diagnostics, Inc.	351	35,205
UnitedHealth Group, Inc.	339	72,546
Universal Health Services, Inc., Class B	150	17,762
Total Healthcare - Services		975,487

Home Builders – 1.3%
D.R. Horton, Inc.	2,878	126,172
Lennar Corp., Class A	1,536	90,532
PulteGroup, Inc.	5,227	154,144
Total Home Builders		370,848

Home Furnishings – 0.4%
Leggett & Platt, Inc.(a)	1,360	60,330
Whirlpool Corp.	446	68,287
Total Home Furnishings		128,617

Household Products/Wares – 0.3%
Avery Dennison Corp.	286	30,388
Church & Dwight Co., Inc.	348	17,525
Clorox Co. (The)	118	15,707
Kimberly-Clark Corp.	144	15,859
Total Household Products/Wares		79,479

Housewares – 0.2%
Newell Brands, Inc.(a)	2,334	59,470

Insurance – 6.5%
Aflac, Inc.	392	17,154
Allstate Corp. (The)	1,046	99,161
American International Group, Inc.	2,124	115,588
Aon PLC	582	81,672
Arthur J Gallagher & Co.	774	53,197
Assurant, Inc.	1,652	151,009
Berkshire Hathaway, Inc., Class B*	87	17,355
Brighthouse Financial, Inc.*	2,746	141,144
Chubb Ltd.	287	39,253
Hartford Financial Services Group, Inc. (The)	1,446	74,498
Lincoln National Corp.	1,498	109,444
Loews Corp.	345	17,157
Marsh & McLennan Cos., Inc.	771	63,677
MetLife, Inc.	2,456	112,706
Principal Financial Group, Inc.	1,619	98,613
Progressive Corp. (The)	2,473	150,680
Prudential Financial, Inc.	1,009	104,482
Torchmark Corp.	314	26,429
Travelers Cos., Inc. (The)	130	18,052
Unum Group	314	14,950
Willis Towers Watson PLC	517	78,682
XL Group Ltd (Bermuda)	5,171	285,749
Total Insurance		1,870,652

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Internet – 2.6%
Alphabet, Inc., Class A*	80	$82,971
Alphabet, Inc., Class C*	83	85,639
Amazon.com, Inc.*	15	21,710
Booking Holdings, Inc.*	49	101,939
eBay, Inc.*	1,009	40,602
Expedia Group, Inc.(a)	628	69,337
F5 Networks, Inc.*	356	51,481
Facebook, Inc., Class A*	801	127,992
Netflix, Inc.*	86	25,400
Symantec Corp.(a)	2,161	55,862
TripAdvisor, Inc.*(a)	503	20,568
VeriSign, Inc.*(a)	532	63,074
Total Internet		746,575

Investment Companies – 0.4%
Leucadia National Corp.	5,697	129,493

Iron/Steel – 0.4%
Nucor Corp.	2,050	125,235

Leisure Time – 1.9%
Carnival Corp.	1,984	130,111
Harley-Davidson, Inc.(a)	2,047	87,775
Norwegian Cruise Line Holdings Ltd.*	3,121	165,320
Royal Caribbean Cruises Ltd.	1,338	157,536
Total Leisure Time		540,742

Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	977	76,949
Marriott International, Inc., Class A	311	42,290
MGM Resorts International(a)	514	18,000
Wyndham Worldwide Corp.	963	110,196
Wynn Resorts Ltd.	104	18,965
Total Lodging		266,400

Machinery - Construction & Mining – 0.1%
Caterpillar, Inc.	110	16,212

Machinery - Diversified – 1.0%
Cummins, Inc.	736	119,298
Deere & Co.	110	17,085
Flowserve Corp.	407	17,635
Rockwell Automation, Inc.	147	25,608
Roper Technologies, Inc.	117	32,841
Xylem, Inc.	911	70,074
Total Machinery - Diversified		282,541

Media – 2.7%
CBS Corp., Class B	2,725	140,038
Charter Communications, Inc., Class A*	50	15,561
Comcast Corp., Class A	1,903	65,025
Discovery Communications, Inc., Class A*(a)	5,678	121,680
Discovery Communications, Inc., Class C*	6,908	134,844
News Corp., Class A	3,225	50,955
News Corp., Class B	3,009	48,445
Time Warner, Inc.	683	64,598
Twenty-First Century Fox, Inc., Class A	1,683	61,749
Twenty-First Century Fox, Inc., Class B	1,621	58,956
Viacom, Inc., Class B	556	17,269
Walt Disney Co. (The)	156	15,669
Total Media		794,789

Mining – 0.5%
Freeport-McMoRan, Inc.*	9,010	158,306

Miscellaneous Manufacturing – 1.8%
3M Co.	74	16,245
AO Smith Corp.	1,004	63,844
Dover Corp.	692	67,968
Eaton Corp. PLC	971	77,593
General Electric Co.	3,912	52,734
Illinois Tool Works, Inc.	281	44,022
Ingersoll-Rand PLC	545	46,603
Parker-Hannifin Corp.	345	59,005
Pentair PLC (United Kingdom)	923	62,884
Textron, Inc.	586	34,556
Total Miscellaneous Manufacturing		525,454

Office / Business Equipment – 0.5%
Xerox Corp.	5,353	154,059

Oil & Gas – 4.4%
Andeavor	1,527	153,555
Apache Corp.(a)	397	15,276
Cabot Oil & Gas Corp.	4,719	113,162
Chevron Corp.	1,320	150,533
Cimarex Energy Co.	1,356	126,786
Concho Resources, Inc.*	114	17,138
ConocoPhillips	314	18,617
Devon Energy Corp.	4,143	131,706

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
EQT Corp.	298	$14,158
Exxon Mobil Corp.	1,190	88,786
Marathon Petroleum Corp.	2,205	161,207
Newfield Exploration Co.*	3,883	94,823
Occidental Petroleum Corp.	233	15,136
Phillips 66	662	63,499
Pioneer Natural Resources Co.	100	17,178
Valero Energy Corp.	833	77,277
Total Oil & Gas		1,258,837

Oil & Gas Services – 1.3%
Baker Hughes a GE Co.(a)	3,702	102,804
Halliburton Co.	3,254	152,743
Schlumberger Ltd.	1,882	121,916
Total Oil & Gas Services		377,463

Packaging & Containers – 0.9%
Ball Corp.(a)	1,412	56,070
Packaging Corp. of America	404	45,531
Sealed Air Corp.	1,181	50,535
WestRock Co.	1,646	105,624
Total Packaging & Containers		257,760

Pharmaceuticals – 3.5%
AbbVie, Inc.	1,283	121,436
Allergan PLC	635	106,864
AmerisourceBergen Corp.	647	55,778
Bristol-Myers Squibb Co.	911	57,621
Cardinal Health, Inc.	1,260	78,977
CVS Health Corp.	1,387	86,285
Eli Lilly & Co.	823	63,676
Express Scripts Holding Co.*	2,080	143,686
Johnson & Johnson	123	15,763
McKesson Corp.	859	121,007
Merck & Co., Inc.	305	16,613
Mylan NV*	729	30,013
Perrigo Co. PLC	397	33,086
Pfizer, Inc.	1,036	36,768
Zoetis, Inc.	589	49,187
Total Pharmaceuticals		1,016,760

Pipelines – 0.4%
Kinder Morgan, Inc.	5,623	84,682
ONEOK, Inc.	319	18,157
Williams Cos., Inc. (The)	560	13,922
Total Pipelines		116,761

Real Estate – 0.4%
CBRE Group, Inc., Class A*	2,737	129,241

REITS – 1.4%
Alexandria Real Estate Equities, Inc.	132	16,485
American Tower Corp.	255	37,062
AvalonBay Communities, Inc.	97	15,953
Boston Properties, Inc.	133	16,388
Equinix, Inc.	38	15,889
Equity Residential	270	16,637
Essex Property Trust, Inc.	71	17,088
Extra Space Storage, Inc.	200	17,472
Federal Realty Investment Trust	129	14,978
GGP, Inc.	726	14,854
HCP, Inc.	664	15,425
Host Hotels & Resorts, Inc.	865	16,124
Iron Mountain, Inc.	457	15,017
Kimco Realty Corp.	945	13,608
Mid-America Apartment Communities, Inc.	172	15,693
Prologis, Inc.	269	16,944
Public Storage(a)	83	16,632
Realty Income Corp.	304	15,726
Regency Centers Corp.	248	14,627
SBA Communications Corp.*	106	18,118
Simon Property Group, Inc.	100	15,435
Ventas, Inc.	286	14,166
Vornado Realty Trust	223	15,008
Weyerhaeuser Co.	490	17,150
Total REITS		402,479

Retail – 6.7%
Advance Auto Parts, Inc.	838	99,345
AutoZone, Inc.*	109	70,707
Best Buy Co., Inc.(a)	1,081	75,659
CarMax, Inc.*(a)	1,762	109,138
Chipotle Mexican Grill, Inc.*(a)	176	56,867
Costco Wholesale Corp.	91	17,147
Darden Restaurants, Inc.	336	28,644
Dollar General Corp.	485	45,372
Dollar Tree, Inc.*	729	69,182
Foot Locker, Inc.	905	41,214
Gap, Inc. (The)	1,885	58,812
Genuine Parts Co.	177	15,902
Home Depot, Inc. (The)	227	40,460
Kohl’s Corp.	308	20,177

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Retail (continued)
L Brands, Inc.	1,185	$45,279
Lowe’s Cos., Inc.	1,028	90,207
Macy’s, Inc.	4,441	132,075
McDonald's Corp.	100	15,638
Nordstrom, Inc.	349	16,895
O’Reilly Automotive, Inc.*	371	91,778
PVH Corp.	667	101,004
Ross Stores, Inc.	844	65,815
Signet Jewelers Ltd.(a)	2,457	94,644
Starbucks Corp.	1,239	71,726
Tapestry, Inc.	1,601	84,229
Tiffany & Co.	162	15,821
TJX Cos., Inc. (The)	858	69,978
Tractor Supply Co.	606	38,190
Ulta Beauty, Inc.*	537	109,693
Walgreens Boots Alliance, Inc.	1,294	84,718
Walmart, Inc.	173	15,392
Yum! Brands, Inc.	453	38,564
Total Retail		1,930,272

Savings & Loans – 0.1%
People’s United Financial, Inc.	917	17,111

Semiconductors – 5.6%
Advanced Micro Devices, Inc.*(a)	1,602	16,100
Analog Devices, Inc.	661	60,237
Applied Materials, Inc.	3,107	172,780
Broadcom Ltd.	613	144,453
Intel Corp.	1,238	64,475
KLA-Tencor Corp.	1,499	163,406
Lam Research Corp.	893	181,422
Microchip Technology, Inc.(a)	1,216	111,094
Micron Technology, Inc.*	4,177	217,789
NVIDIA Corp.	152	35,202
Qorvo, Inc.*(a)	2,401	169,150
QUALCOMM, Inc.	1,696	93,975
Skyworks Solutions, Inc.	1,603	160,717
Texas Instruments, Inc.	164	17,038
Xilinx, Inc.	252	18,205
Total Semiconductors		1,626,043

Software – 2.5%
Activision Blizzard, Inc.	813	54,845
Adobe Systems, Inc.*	513	110,849
Akamai Technologies, Inc.*	265	18,810
ANSYS, Inc.*	117	18,333
Autodesk, Inc.*	161	20,218
CA, Inc.	520	17,628
Cadence Design Systems, Inc.*	410	15,076
Cerner Corp.*	406	23,548
Citrix Systems, Inc.*	714	66,259
Electronic Arts, Inc.*	474	57,468
Fidelity National Information Services, Inc.	724	69,721
Fiserv, Inc.*	684	48,776
Intuit, Inc.	250	43,337
Microsoft Corp.	443	40,433
Oracle Corp.	1,017	46,528
Paychex, Inc.(a)	253	15,582
Red Hat, Inc.*	143	21,380
salesforce.com, Inc.*	165	19,189
Synopsys, Inc.*	200	16,648
Total Software		724,628

Telecommunications – 0.7%
AT&T, Inc.	447	15,935
Cisco Systems, Inc.	446	19,129
Juniper Networks, Inc.	4,566	111,091
Motorola Solutions, Inc.	392	41,278
Verizon Communications, Inc.	323	15,446
Total Telecommunications		202,879

Textiles – 0.0%**
Mohawk Industries, Inc.*	63	14,630

Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	620	52,266
Mattel, Inc.(a)	1,088	14,307
Total Toys/Games/Hobbies		66,573

Transportation – 1.4%
C.H. Robinson Worldwide, Inc.(a)	194	18,180
CSX Corp.	1,005	55,989
Expeditors International of Washington, Inc.	265	16,775
FedEx Corp.	312	74,914
JB Hunt Transport Services, Inc.	320	37,488
Kansas City Southern	697	76,565
Norfolk Southern Corp.	367	49,831
Union Pacific Corp.	367	49,336

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Transportation (continued)
United Parcel Service, Inc., Class B	308	$32,235
Total Transportation		411,313

Water – 0.1%
American Water Works Co., Inc.	192	15,769

Total Common Stocks
(Cost $23,890,130)		28,154,231

MONEY MARKET FUND – 2.5%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class 1.55%(c) (Cost $728,333)	728,333	728,333

REPURCHASE AGREEMENTS – 3.9%(d)
Citibank NA, dated 03/29/18, due 04/02/18, 1.80%, total to be received $78,649, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 08/02/18-09/09/49, totaling $79,723)	$78,637	78,637
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.81%, total to be received $265,496, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/30/18-12/01/51, totaling $269,970)	265,456	265,456
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.78%, total to be received $265,495, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 05/15/18-01/15/37, totaling $271,166)	265,456	265,456
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.82%, total to be received $265,496, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/02/18-02/20/68, totaling $270,001)	265,456	265,456
RBC Dominion Securities, Inc., dated 03/29/18, due 04/02/18, 1.80%, total to be received $265,496, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.00%, 06/28/18-12/20/47, totaling $269,948)	$265,456	$265,456

Total Repurchase Agreements
(Cost $1,140,461)		1,140,461

Total Investments – 103.9%
(Cost $25,758,924)		30,023,025

Liabilities in Excess of Other Assets – (3.9%)		(1,131,439)
Net Assets – 100.0%		$28,891,586

CVR - Contingent Value Rights

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,727,992; the aggregate market value of the collateral held by the fund is $2,773,906. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,633,445.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Rate shown reflects the 7-day yield as of March 31, 2018.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	0.7%
Aerospace/Defense	2.0
Agriculture	0.8
Airlines	0.7

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Apparel	0.7%
Auto Manufacturers	1.3
Auto Parts & Equipment	1.0
Banks	5.9
Beverages	0.9
Biotechnology	1.7
Building Materials	1.4
Chemicals	1.9
Commercial Services	3.6
Computers	3.9
Cosmetics/Personal Care	0.3
Distribution/Wholesale	0.6
Diversified Financial Services	6.3
Electric	2.0
Electrical Components & Equipment	0.3
Electronics	1.2
Engineering & Construction	0.3
Environmental Control	0.4
Food	1.5
Forest Products & Paper	0.3
Gas	0.1
Hand/Machine Tools	0.4
Healthcare - Products	2.8
Healthcare - Services	3.4
Home Builders	1.3
Home Furnishings	0.4
Household Products/Wares	0.3
Housewares	0.2
Insurance	6.5
Internet	2.6
Investment Companies	0.4
Iron/Steel	0.4
Leisure Time	1.9
Lodging	0.9
Machinery - Construction & Mining	0.1
Machinery - Diversified	1.0
Media	2.7
Mining	0.5
Miscellaneous Manufacturing	1.8
Office / Business Equipment	0.5
Oil & Gas	4.4
Oil & Gas Services	1.3
Packaging & Containers	0.9
Pharmaceuticals	3.5
Pipelines	0.4
Real Estate	0.4
REITS	1.4
Retail	6.7
Savings & Loans	0.1
Semiconductors	5.6
Software	2.5
Telecommunications	0.7
Textiles	0.0 **
Toys/Games/Hobbies	0.2
Transportation	1.4
Water	0.1
Money Market Fund	2.5
Repurchase Agreements	3.9
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 98.0%
Asset Allocation Fund – 13.0%
SPDR Bloomberg Barclays Convertible Securities ETF	46,732	$2,414,175

Debt Fund – 85.0%
AdvisorShares Peritus High Yield ETF† (a)	20,457	749,545
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,865	2,331,952
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	43,592	1,228,858
PowerShares Financial Preferred Portfolio	118,599	2,200,011
PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	36,138	900,198
PowerShares International Corporate Bond Portfolio(a)	53,484	1,488,460
PowerShares National AMT-Free Municipal Bond Portfolio(a)	21,481	540,247
PowerShares Senior Loan Portfolio	63,931	1,478,724
PowerShares Taxable Municipal Portfolio(a)	24,152	727,700
PowerShares Variable Rate Preferred Portfolio	21,632	544,477
Vanguard Intermediate-Term Treasury ETF	8,675	546,352
Vanguard Long-Term Treasury ETF	4,782	358,746
Vanguard Mortgage-Backed Securities ETF	24,640	1,271,424
WisdomTree Emerging Markets Corporate Bond Fund	20,194	1,439,226
Total Debt Fund		15,805,920

Total Exchange Traded Funds
(Cost $18,166,253)		18,220,095

MONEY MARKET FUND – 2.1%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.55%(b) (Cost $396,649)	396,649	396,649

REPURCHASE AGREEMENTS – 12.9%(c)
BNP Paribas Securities Corp., dated 03/29/18, due 04/02/18, 1.80%, total to be received $165,826, (collateralized by various U.S. Government Agency Obligations, 0.00%-2.38%, 02/15/23-09/09/49, totaling $168,941)	$165,801	$165,801
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.81%, total to be received $559,576, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/30/18-12/01/51, totaling $569,006)	559,492	559,492
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.78%, total to be received $559,575, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 05/15/18-01/15/37, totaling $571,526)	559,492	559,492
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.82%, total to be received $559,577, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/02/18-02/20/68, totaling $569,071)	559,492	559,492

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 03/29/18, due 04/02/18, 1.80%, total to be received $559,576, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.00%, 06/28/18-12/20/47, totaling $568,960)	$559,492	$559,492

Total Repurchase Agreements
(Cost $2,403,769)		2,403,769

Total Investments – 113.0%
(Cost $20,966,671)		21,020,513

Liabilities in Excess of Other Assets – (13.0%)		(2,417,788)
Net Assets – 100.0%		$18,602,725

ETF - Exchange Traded Fund

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,343,280; the aggregate market value of the collateral held by the fund is $2,403,769.
(b)	Rate shown reflects the 7-day yield as of March 31, 2018.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Asset Allocation Fund	13.0%
Debt Fund	85.0
Money Market Fund	2.1
Repurchase Agreements	12.9
Total Investments	113.0
Liabilities in Excess of Other Assets	(13.0)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.0%
ARGENTINA – 2.9%
Banco Macro SA(a)	290	$31,311
Empresa Distribuidora Y Comercializadora Norte*(a)(b)	2,392	137,612
Grupo Financiero Galicia SA(a)	418	27,488
Grupo Supervielle SA(a)	3,088	93,690
Pampa Energia SA*(a)	1,555	92,678
Total Argentina		382,779

BELGIUM – 3.6%
Anheuser-Busch InBev SA/NV(a)	4,298	472,522

BRAZIL – 6.5%
Banco Bradesco SA(a)	7,117	84,550
Banco Santander Brasil SA(a)(b)	8,625	103,672
Cia Brasileira de Distribuicao(a)	4,383	88,537
Cia de Saneamento Basico do Estado de Sao Paulo(a)	12,047	127,578
Embraer SA(a)	2,281	59,306
Fibria Celulose SA(a)(b)	6,928	135,096
Itau Unibanco Holding SA(a)	3,205	49,998
Telefonica Brasil SA(a)	5,490	84,326
TIM Participacoes SA(a)(b)	3,470	75,195
Vale SA(a)	4,071	51,783
Total Brazil		860,041

CANADA – 3.6%
Canadian Solar, Inc.*(b)	13,702	222,932
CGI Group, Inc., Class A*	717	41,328
Magna International, Inc.	2,625	147,919
Manulife Financial Corp.	3,544	65,847
Total Canada		478,026

CHILE – 1.0%
Latam Airlines Group SA(a)(b)	5,866	90,278
Sociedad Quimica y Minera de Chile SA(a)(b)	827	40,647
Total Chile		130,925

CHINA – 13.7%
51job, Inc.*(a)(b)	522	44,913
58.com, Inc.*(a)	377	30,107
Alibaba Group Holding Ltd.*(a)(b)	1,814	332,942
Autohome, Inc.(a)	789	67,807
Baidu, Inc.*(a)	168	37,496
Baozun, Inc.*(a)	2,100	96,348
Bitauto Holdings Ltd.*(a)(b)	2,726	57,655
Changyou.com Ltd.*(a)	2,643	73,713
Cheetah Mobile, Inc.*(a)(b)	5,183	69,297
Daqo New Energy Corp.*(a)	401	19,629
Fang Holdings Ltd.*(a)(b)	16,787	86,285
Huaneng Power International, Inc.(a)(b)	1,774	47,632
JinkoSolar Holding Co., Ltd.*(a)(b)	3,011	54,951
Jumei International Holding Ltd.*(a)(b)	33,200	96,280
Link Motion, Inc.*(a)(b)	29,370	48,754
Momo, Inc.*(a)(b)	4,150	155,127
NetEase, Inc.(a)	120	33,647
New Oriental Education & Technology Group, Inc.(a)	204	17,881
Noah Holdings Ltd.*(a)(b)	338	15,957
Tarena International, Inc.(a)	6,914	77,575
Vipshop Holdings Ltd.*(a)	4,144	68,873
Yirendai Ltd.(a)	2,717	109,305
YY, Inc.*(a)	612	64,382
ZTO Express Cayman, Inc.(a)(b)	6,854	102,741
Total China		1,809,297

COLOMBIA – 1.0%
Ecopetrol SA(a)(b)	6,535	126,322

FINLAND – 3.4%
Nokia OYJ(a)	82,914	453,540

FRANCE – 5.1%
Criteo SA*(a)	14,729	380,597
Sanofi(a)	7,181	287,815
Total France		668,412

INDIA – 0.8%
HDFC Bank Ltd.(a)	699	69,040
WNS Holdings Ltd.*(a)	943	42,746
Total India		111,786

IRELAND – 6.8%
Ryanair Holdings PLC*(a)	4,978	611,548
Trinity Biotech PLC*(a)(b)	55,435	285,490
Total Ireland		897,038

LUXEMBOURG – 4.1%
Ternium SA(a)	16,696	542,453

MEXICO – 2.6%
America Movil SAB de CV, Class L(a)	3,695	70,537

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
MEXICO (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)	7,874	$56,457
Cemex SAB de CV*(a)	12,997	86,040
Coca-Cola Femsa SAB de CV(a)	328	21,789
Controladora Vuela Cia de Aviacion SAB de CV*(a)	5,981	48,745
Grupo Televisa SAB(a)	3,535	56,419
Total Mexico		339,987

NETHERLANDS – 11.5%
Royal Dutch Shell PLC, Class A(a)	8,586	547,873
Royal Dutch Shell PLC, Class B(a)(b)	8,142	533,545
VEON Ltd.(a)(b)	165,910	438,002
Total Netherlands		1,519,420

NORWAY – 4.5%
Statoil ASA(a)	25,406	600,852

PERU – 0.9%
Cia de Minas Buenaventura SAA(a)	8,015	122,068

RUSSIA – 0.2%
Mobile TeleSystems PJSC(a)	1,764	20,092

SOUTH AFRICA – 0.3%
MiX Telematics Ltd.(a)	2,130	33,121

SOUTH KOREA – 0.9%
Hanwha Q CELLS Co. Ltd.*(a)(b)	4,962	37,612
LG Display Co., Ltd.(a)(b)	6,686	80,901
Total South Korea		118,513

SPAIN – 1.7%
Grifols SA(a)	10,456	221,667

SWITZERLAND – 4.4%
STMicroelectronics NV(b) (c)	25,924	577,846

TAIWAN – 5.1%
Himax Technologies, Inc.(a)(b)	6,043	37,225
Silicon Motion Technology Corp.(a)	10,356	498,331
Siliconware Precision Industries Co., Ltd.(a)(b)	10,643	92,062
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,207	52,818
Total Taiwan		680,436

UNITED KINGDOM – 4.4%
BP PLC(a)	14,473	586,735

UNITED STATES – 9.0%
Carnival PLC(a)	6,250	409,375
Mitel Networks Corp.*	22,371	207,603
Shire PLC(a)	3,088	461,316
Tucows, Inc., Class A*(b)	2,109	118,104
Total United States		1,196,398

Total Common Stocks
(Cost $11,582,154)		12,950,276

MONEY MARKET FUND – 2.2%
BlackRock Liquidity Funds FedFund Portfolio, 1.55%(d) (Cost $295,073)	295,073	295,073

REPURCHASE AGREEMENTS – 12.9%(e)
Citibank NA, dated 03/29/18, due 04/02/18, 1.80%, total to be received $117,566, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 08/02/18-09/09/49, totaling $119,171)	$117,548	117,548
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.81%, total to be received $396,850, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/30/18-12/01/51, totaling $403,537)	396,790	396,790
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.78%, total to be received $396,849, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 05/15/18-01/15/37, totaling $405,325)	396,790	396,790

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.82%, total to be received $396,850, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/02/18-02/20/68, totaling $403,584)	$396,790	$396,790
RBC Dominion Securities, Inc., dated 03/29/18, due 04/02/18, 1.80%, total to be received $396,850, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.00%, 06/28/18-12/20/47, totaling $403,505)	396,790	396,790

Total Repurchase Agreements
(Cost $1,704,708)		1,704,708

Total Investments – 113.1%
(Cost $13,581,935)		14,950,057

Liabilities in Excess of Other Assets – (13.1%)		(1,726,577)
Net Assets – 100.0%		$13,223,480

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,120,508; the aggregate market value of the collateral held by the fund is $3,160,036. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,455,328.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of March 31, 2018.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.5%
Airlines	5.7
Auto Parts & Equipment	1.1
Banks	3.9
Beverages	3.7
Biotechnology	3.5
Building Materials	0.7
Chemicals	0.5
Commercial Services	0.7
Computers	0.6
Diversified Financial Services	0.9
Electric	2.1
Electronics	0.6
Energy - Alternate Sources	2.4
Food	0.7
Forest Products & Paper	1.0
Healthcare - Products	2.2
Insurance	0.5
Internet	11.2
Iron / Steel	4.5
Leisure Time	3.1
Media	0.4
Mining	0.9
Oil & Gas	18.1
Pharmaceuticals	3.9
Semiconductors	9.5
Software	4.7
Telecommunications	8.6
Transportation	0.8
Water	1.0
Money Market Fund	2.2
Repurchase Agreements	12.9
Total Investments	113.1
Liabilities in Excess of Other Assets	(13.1)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 6.0%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 1.59%(a) (Cost $544,545)	544,545	$544,545

Total Investments – 6.0%
(Cost $544,545)		544,545

Other Assets in Excess of Liabilities – 94.0%		8,553,374
Net Assets – 100.0%		$9,097,919

(a)	Rate shown reflects the 7-day yield as of March 31, 2018.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Money Market Fund	6.0%
Total Investments	6.0
Other Assets in Excess of Liabilities	94.0
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEW TECH AND MEDIA ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 91.8%
Commercial Services – 9.7%
Square, Inc., Class A*	88,369	$4,347,755

Computers – 6.7%
Apple, Inc.	382	64,092
DXC Technology Co.	13,288	1,335,843
EPAM Systems, Inc.*	6,739	771,750
Qualys, Inc.*	11,216	815,964
Total Computers		2,987,649

Internet – 55.0%
Alibaba Group Holding Ltd. (China)*(a)(b)	16,601	3,046,947
Alphabet, Inc., Class C*	1,135	1,171,082
Amazon.com, Inc.*	3,189	4,615,567
Etsy, Inc.*	29,618	831,081
Facebook, Inc., Class A*	97	15,500
FireEye, Inc.*	114,355	1,936,030
JD.Com, Inc. (China)*(b)	48,860	1,978,341
Netflix, Inc.*	12,756	3,767,485
Proofpoint, Inc.*	7,478	849,875
Shopify, Inc., Class A (Canada)*	804	100,170
Tencent Holdings Ltd. (China)*(a)(b)	40,762	2,172,207
Twitter, Inc.*	118,598	3,440,528
Vipshop Holdings Ltd. (China)*(b)	41,956	697,309
Total Internet		24,622,122

Semiconductors – 11.9%
Micron Technology, Inc.*	36,310	1,893,203
NVIDIA Corp.	7,907	1,831,182
ON Semiconductor Corp.*	65,428	1,600,369
Total Semiconductors		5,324,754

Software – 3.2%
Ebix, Inc.(a)	370	27,565
Microsoft Corp.	15,452	1,410,304
Total Software		1,437,869

Telecommunications – 5.3%
GTT Communications, Inc.*(a)	31,160	1,766,772
Nice Ltd. (Israel)*(b)	6,063	569,498
Total Telecommunications		2,336,270
Total Common Stocks
(Cost $40,697,315)		41,056,419

MONEY MARKET FUND – 52.7%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 1.59%(c) (Cost $23,605,497)	23,605,497	23,605,497

REPURCHASE AGREEMENTS – 3.0%(d)
Citibank NA, dated 03/29/18, due 04/02/18, 1.80%, total to be received $93,373, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 08/02/18-09/09/49, totaling $94,648)	$93,359	$93,359
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.81%, total to be received $315,185, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/30/18-12/01/51, totaling $320,496)	315,137	315,137
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.78%, total to be received $315,184, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 05/15/18-01/15/37, totaling $321,915)	315,137	315,137
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.82%, total to be received $315,185, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/02/18-02/20/68, totaling $320,533)	315,137	315,137

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEW TECH AND MEDIA ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 03/29/18, due 04/02/18, 1.80%, total to be received $315,184, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.00%, 06/28/18-12/20/47, totaling $320,470)	$315,137	$315,137
Total Repurchase Agreements
(Cost $1,353,907)		1,353,907
Total Investments – 147.5%
(Cost $65,656,719)		66,015,823
Liabilities in Excess of Other Assets – (47.5%)		(21,262,419)
Net Assets – 100.0%		$44,753,404

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,475,381; the aggregate market value of the collateral held by the fund is $1,498,598. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $144,691.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2018.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Commercial Services	9.7%
Computers	6.7
Internet	55.0
Semiconductors	11.9
Software	3.2
Telecommunications	5.3
Money Market Fund	52.7
Repurchase Agreements	3.0
Total Investments	147.5
Liabilities in Excess of Other Assets	(47.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 28.7%
American Credit Acceptance Receivables Trust, Class B, Series 2016-1A, 4.24%, 06/13/22‡	$374,033	$375,197
American Credit Acceptance Receivables Trust, Class C, Series 2017-2, 2.86%, 06/12/23‡	645,000	641,060
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-1, 2.30%, 03/08/21	720,000	716,580
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-2, 2.21%, 05/10/21	290,000	288,440
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	377,655	377,140
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-3, 2.73%, 03/08/21	655,000	655,598
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	715,000	716,484
AmeriCredit Automobile Receivables Trust, Class C, Series 2017-1, 2.71%, 08/18/22	650,000	642,368
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	755,000	754,795
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35‡	553,848	546,494
Ascentium Equipment Receivables Trust, Class B, Series 2017-1A, 2.85%, 10/10/21‡	645,000	631,925
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@*	215,831	219,796
Avid Automobile Receivables Trust, Class A, Series 2018-1, 2.84%, 08/15/23‡	519,583	517,735
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,137,956
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	1,465,000	1,466,948
BRE Grand Islander Timeshare Issuer LLC, Class A, Series 2017-1A, 2.94%, 05/25/29‡	515,432	506,065
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	118,946	117,756
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	556,808	550,257
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	184,040	183,709
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	500,000	499,431
California Republic Auto Receivables Trust, Class B, Series 2015-3, 2.70%, 09/15/21	645,000	642,840
Capital Auto Receivables Asset Trust, Class C, Series 2015-2, 2.67%, 08/20/20	650,000	650,714
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	3,642	3,642
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	479,684
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	998,820
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	413,732	410,113
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	635,000	641,044
CLUB Credit Trust, Class B, Series 2017-P1, 3.56%, 09/15/23‡	270,000	268,990
CPS Auto Receivables Trust, Class B, Series 2017-C, 2.30%, 07/15/21‡	805,000	798,339

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Dell Equipment Finance Trust, Class A3, Series 2017-2, 2.19%, 10/24/22‡	$615,000	$609,063
Diamond Resorts Owner Trust, Class A, Series 2014-1, 2.54%, 05/20/27‡	346,403	344,970
Diamond Resorts Owner Trust, Class A, Series 2017-1A, 3.27%, 10/22/29‡	529,031	518,700
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	179,801	179,167
Drive Auto Receivables Trust, Class B, Series 2016-BA, 2.56%, 06/15/20‡	124,682	124,694
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	554,181	556,076
Drive Auto Receivables Trust, Class C, Series 2016-CA, 3.02%, 11/15/21‡	665,000	666,172
Drive Auto Receivables Trust, Class C, Series 2017-2, 2.75%, 09/15/23	805,000	800,762
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	147,978	147,105
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21‡	332,536	332,962
DT Auto Owner Trust, Class C, Series 2016-2A, 3.67%, 01/18/22‡	579,123	581,538
DT Auto Owner Trust, Class C, Series 2016-3A, 3.15%, 03/15/22‡	650,000	650,932
Exeter Automobile Receivables Trust, Class A, Series 2016-1A, 2.35%, 07/15/20‡	21,014	21,014
Exeter Automobile Receivables Trust, Class B, Series 2017-1A, 3.00%, 12/15/21‡	455,000	455,919
Exeter Automobile Receivables Trust, Class B, Series 2017-2A, 2.82%, 05/16/22‡	785,000	779,937
Exeter Automobile Receivables Trust, Class B, Series 2017-3A, 2.81%, 09/15/22‡	270,000	267,535
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	361,916	362,332
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	500,000	504,395
Exeter Automobile Receivables Trust, Class C, Series 2015-2A, 3.90%, 03/15/21‡	1,115,000	1,124,055
First Investors Auto Owner Trust, Class B, Series 2017-2A, 2.65%, 11/15/22‡	650,000	642,663
Flagship Credit Auto Trust, Class A, Series 2016-1, 2.77%, 12/15/20‡	219,237	219,389
Flagship Credit Auto Trust, Class D, Series 2014-2, 5.21%, 02/15/21‡	645,000	658,210
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	445,679	444,233
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22‡	650,000	639,209
Foursight Capital Automobile Receivables Trust, Class C, Series 2018-1, 3.68%, 08/15/23‡	445,000	445,976
GLS Auto Receivables Trust, Class B, Series 2017-1A, 2.98%, 12/15/21‡	770,000	765,212
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	204,253	202,071
GreatAmerica Leasing Receivables Funding LLC, Class A4, Series 2017-1, 2.36%, 01/20/23‡	640,000	633,585
Hertz Vehicle Financing II LP, Class A, Series 2016-1A, 2.32%, 03/25/20‡	200,000	198,979
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	352,682	348,948
Hilton Grand Vacations Trust, Class A, Series 2017-AA, 2.66%, 12/26/28‡	501,051	494,521

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Class A2A, Series 2018-A, 2.55%, 08/17/20‡	$550,000	$549,434
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	424,554
Hyundai Auto Receivables Trust, Class D, Series 2015-A, 2.73%, 06/15/21	500,000	500,370
Leaf Receivables Funding 12 LLC, Class B, Series 2017-1, 2.65%, 02/15/22‡	775,000	760,855
Mariner Finance Issuance Trust, Class A, Series 2017-AA, 3.62%, 02/20/29‡	645,000	648,084
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	396,697	394,668
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	252,787	248,238
Navistar Financial Dealer Note Master Owner Trust II, Class B, Series 2016-1, 3.62%, (1-Month USD LIBOR + 1.75%), 09/27/21@‡	1,065,000	1,069,245
OneMain Direct Auto Receivables Trust, Class B, Series 2016-1A, 2.76%, 05/15/21‡	1,010,000	1,010,024
Onemain Financial Issuance Trust, Class A, Series 2018-1A, 3.30%, 03/14/29‡	460,000	461,198
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26‡	96,307	96,636
OneMain Financial Issuance Trust, Class A, Series 2015-2A, 2.57%, 07/18/25‡	87,900	87,891
Orange Lake Timeshare Trust, Class A, Series 2012-AA, 3.45%, 03/10/27‡	45,731	45,742
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	244,078	239,867
Prestige Auto Receivables Trust, Class C, Series 2017-1A, 2.81%, 01/17/23‡	810,000	796,346
Prosper Marketplace Issuance Trust, Class A, Series 2018-1A, 3.11%, 06/17/24‡	445,000	444,966
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	25,765	25,762
Santander Drive Auto Receivables Trust, Class C, Series 2016-1, 3.09%, 04/15/22	1,370,000	1,374,050
Santander Drive Auto Receivables Trust, Class C, Series 2017-1, 2.58%, 05/16/22	650,000	645,852
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	337,152	337,230
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	65,627	65,389
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31@‡*	41,935	41,692
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	121,562	121,122
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	365,838	363,321
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	150,146	150,582
Sofi Consumer Loan Program LLC, Class A, Series 2016-3, 3.05%, 12/26/25‡	328,519	328,345
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26‡	557,270	558,406
Sofi Consumer Loan Program LLC, Class A2, Series 2017-5, 2.78%, 09/25/26‡	270,000	266,180

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Sofi Consumer Loan Program LLC, Class A2, Series 2017-6, 2.82%, 11/25/26‡	$660,000	$653,000
Sofi Professional Loan Program LLC, Class A2A, Series 2017-C, 1.75%, 07/25/40‡	499,683	495,561
SoFi Professional Loan Program LLC, Class A1FX, Series 2017-B, 1.83%, 05/25/40‡	351,773	350,006
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29‡	805,000	801,687
Taco Bell Funding LLC, Class A2I, Series 2016-1A, 3.83%, 05/25/46‡	454,250	457,662
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	799,670
Tesla Auto Lease Trust, Class A, Series 2018-A, 2.32%, 12/20/19‡	514,334	513,391
TRIP Rail Master Funding LLC, Class A1, Series 2017-1A, 2.71%, 08/15/47‡	599,052	592,636
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	306,724	302,320
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	521,625	530,247
Westgate Resorts LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	302,890	303,413
Westlake Automobile Receivables Trust, Class B, Series 2016-3A, 2.07%, 12/15/21‡	1,230,000	1,225,055
Westlake Automobile Receivables Trust, Class C, Series 2016-2A, 2.83%, 05/17/21‡	780,000	780,528
Total Asset Backed Securities
(Cost $51,245,982)		51,021,469

MORTGAGE BACKED SECURITIES – 26.3%

Commercial Mortgage Backed Securities – 5.2%
Access Point Funding I LLC, Class A, Series 2017-A, 3.06%, 04/15/29‡	275,408	274,281
Aventura Mall Trust, Class C, Series 2013-AVM, 3.74%, 12/05/32@‡*	250,000	252,155
Bayview Commercial Asset Trust, Class A2, Series 2006-2A, 2.15%, (1-Month USD LIBOR + 0.28%), 07/25/36@‡	193,842	188,730
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 3.37%, (1-Month USD LIBOR + 1.50%), 01/25/38@‡	19,195	19,254
Caesars Palace Las Vegas Trust, Class C, Series 2017-VICI, 4.14%, 10/15/34‡	445,000	453,477
Citigroup Commercial Mortgage Trust, Class A, Series 2016-SMPL, 2.23%, 09/10/31‡	470,000	456,018
Cold Storage Trust, Class A, Series 2017-ICE3, 2.78%, (1-Month USD LIBOR + 1.00%), 04/15/36@‡	775,000	778,930
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	99,813	99,152
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡*	460,000	491,374
Credit Suisse Commercial Mortgage Trust, Class A, Series 2016-BDWN, 4.68%, (1-Month USD LIBOR + 2.90%), 02/15/29@‡	980,000	984,116
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34@‡*	200,000	199,756
Hospitality Mortgage Trust, Class B, Series 2017-HIT, 2.89%, (1-Month USD LIBOR + 1.18%), 05/08/30@‡	750,000	753,780

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2015-SGP, 4.53%, (1-Month USD LIBOR + 2.75%), 07/15/36@‡	$535,000	$537,476
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2011-C4, 4.11%, 07/15/46‡	479,279	479,414
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP9, 5.37%, 05/15/47	481,707	485,067
Morgan Stanley Capital I Trust, Class A, Series 2017-CLS, 2.48%, (1-Month USD LIBOR + 0.70%), 11/15/34@‡	600,000	601,352
Motel 6 Trust, Class A, Series 2017-MTL6, 2.70%, (1-Month USD LIBOR + 0.92%), 08/15/34@‡	661,726	664,786
SBA Tower Trust, 3.17%, 04/11/22‡	780,000	772,689
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37@‡*	408,743	408,025
Velocity Commercial Capital Loan Trust, Class AFX, Series 2017-1, 3.00%, 05/25/47@‡*	211,059	209,149
VSD, 3.60%, 12/25/43	173,476	173,242
Total Commercial Mortgage Backed Securities		9,282,223

Residential Mortgage Backed Securities – 20.9%
Ajax Mortgage Loan Trust, Class A, Series 2017-B, 3.16%, 09/25/56@‡*	290,640	287,348
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	106,923	110,568
AMSR Trust, Class C, Series 2016-SFR1, 4.06%, (1-Month USD LIBOR + 2.25%), 11/17/33@‡	332,500	335,658
Angel Oak Mortgage Trust LLC, Class A1, Series 2017-3, 2.71%, 11/25/47@‡*	627,830	629,368
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 01/25/35	88,292	90,990
Banc of America Funding Trust, Class 5A1, Series 2004-A, 3.87%, 07/20/34@*	161,672	162,256
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	147,296	147,801
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	234,653	241,798
Bayview Koitere Fund Trust, Class A, Series 2017-RT4, 3.50%, 07/28/57@‡*	230,882	233,001
Bayview Opportunity Master Fund IIIb Trust, Class A1, Series 2017-RN2, 3.47%, 04/28/32@‡*	70,795	70,872
Bayview Opportunity Master Fund IVa Trust, Class A1, Series 2017-RT1, 3.00%, 03/28/57@‡*	831,001	822,190
Bayview Opportunity Master Fund IVb Trust, Class A, Series 2017-SPL4, 3.50%, 01/28/55@‡*	461,209	464,420
Bear Stearns ALT-A Trust, Class 3A1, Series 2004-5, 3.83%, 06/25/34@*	282,494	289,727
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 3.55%, 04/25/34@*	277,984	279,954
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.89%, 11/25/34@*	490,564	494,170
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 3.80%, 01/25/35@*	713,698	720,373
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 3.64%, 01/25/35@*	437,198	450,655
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	308,052	318,073

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45@‡*	$444,786	$446,058
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45@‡*	685,458	685,607
Citigroup Mortgage Loan Trust, Inc., Class A, Series 2014-A, 4.00%, 01/25/35@‡*	444,638	459,999
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡*	263,510	266,062
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2015-A, 3.50%, 06/25/58@‡*	639,742	640,911
Citigroup Mortgage Loan Trust, Inc., Class A1, Series 2018-RP1, 3.00%, 09/25/64@‡*	200,284	199,326
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47‡	324,463	322,822
Colony Starwood Homes Trust, Class C, Series 2016-2A, 3.93%, (1-Month USD LIBOR + 2.15%), 12/17/33@‡	665,000	666,230
COLT Mortgage Loan Trust, Class A2, Series 2016-1, 3.50%, 05/25/46‡	505,444	509,185
COLT Mortgage Loan Trust, Class A3, Series 2017-1, 3.07%, 05/27/47@‡*	328,747	329,817
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	283,735	286,664
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.01%, 04/25/43@‡*	493,140	492,264
Credit Suisse Commercial Mortgage Trust, Class A2, Series 2014-IVR2, 3.80%, 04/25/44@‡*	518,514	523,264
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 3.46%, 09/25/34@*	92,953	94,422
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 6A1, Series 2004-8, 4.50%, 12/25/19	59,274	59,734
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Class 5A1, Series 2003-AR30, 3.54%, 01/25/34@*	157,016	161,872
Deephaven Residential Mortgage Trust, Class A1, Series 2017-1A, 2.73%, 12/26/46@‡*	369,220	365,210
Deephaven Residential Mortgage Trust, Class A1, Series 2017-2A, 2.45%, 06/25/47@‡*	183,626	180,316
Deephaven Residential Mortgage Trust, Class A3, Series 2017-3A, 2.81%, 10/25/47@‡*	215,614	214,024
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56@‡*	711,181	712,351
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 4.02%, 06/25/34@*	233,753	236,981
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	75,211	76,593
GSR Mortgage Loan Trust, Class 1A6, Series 2003-3F, 6.00%, 04/25/33	228,613	237,531
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 3.25%, 06/25/34@*	363,565	360,535
Home Equity Loan Trust, Class AIIB, Series 2003-HS2, 2.12%, (1-Month USD LIBOR + 0.25%), 06/25/28@	75,935	75,598
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	53,855	53,874
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡*	353,491	357,799
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 3.53%, 07/25/34@*	212,451	212,986

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 3.72%, 08/25/34@*	$158,231	$160,492
JPMorgan Mortgage Trust, Class 2A1, Series 2004-A4, 3.58%, 09/25/34@*	95,933	97,676
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 3.46%, 04/25/35@*	552,818	550,603
JPMorgan Mortgage Trust, Class AM1, Series 2015-1, 2.72%, 12/25/44@‡*	390,042	390,684
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 2.89%, 05/25/45@‡*	655,206	654,087
JPMorgan Mortgage Trust, Class 2A2, Series 2017-3, 2.50%, 08/25/47@‡*	774,830	756,201
JPMorgan Mortgage Trust, Class A1, Series 2017-5, 3.18%, 10/26/48@‡*	1,610,072	1,606,414
JPMorgan Mortgage Trust, Class A3, Series 2017-4, 3.50%, 11/25/48@‡*	220,997	219,866
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	278,873	290,124
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	168,623	175,009
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	30,686	30,754
MASTR Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	200,478	205,887
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 3.27%, 08/25/34@*	573,009	572,896
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡*	502,576	496,953
Mill City Mortgage Loan Trust, Class A1, Series 2017-1, 2.75%, 11/25/58@‡*	315,015	312,576
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	135,916	141,007
New Residential Mortgage Loan Trust, Class A1, Series 2016-2A, 3.75%, 11/26/35@‡*	421,099	426,301
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡*	171,286	173,879
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55@‡*	795,921	805,833
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56@‡*	220,974	223,278
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡*	681,916	689,299
New Residential Mortgage Loan Trust, Class A1, Series 2016-4A, 3.75%, 11/25/56@‡*	187,961	190,172
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 3.60%, (1-Month USD LIBOR + 1.73%), 03/25/35@	1,073,989	1,078,987
Oak Hill Advisors Residential Loan Trust, Class A1, Series 2017-NPL2, 3.00%, 07/25/57‡	304,408	302,663
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL3, 3.25%, 06/29/32‡	426,443	425,370
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL2, 3.25%, 03/28/57‡	346,498	345,345
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34‡	665,000	652,559
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@*	28,095	28,182
RCO Mortgage LLC, Class A1, Series 2017-1, 3.38%, 08/25/22‡	203,351	203,047

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Starwood Waypoint Homes Trust, Class A, Series 2017-1, 2.73%, (1-Month USD LIBOR + 0.95%), 01/17/35@‡	$503,162	$506,467
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 3.66%, 02/25/34@*	278,007	274,722
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 3.81%, 04/25/34@*	461,006	468,333
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 3.81%, 04/25/34@*	86,565	87,175
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 3.40%, 12/25/33@*	168,083	169,098
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.29%, 02/25/34	451,534	458,713
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	695,404	691,803
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	291,491	297,624
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 3.78%, 11/25/33@*	226,975	225,892
Towd Point Mortgage Trust, Class A1B, Series 2016-1, 2.75%, 02/25/55@‡*	555,426	552,435
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55@‡*	260,000	265,261
Towd Point Mortgage Trust, Class A1B, Series 2015-5, 2.75%, 05/25/55@‡*	595,561	592,273
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡*	250,000	251,998
Towd Point Mortgage Trust, Class A1, Series 2016-3, 2.25%, 04/25/56@‡*	96,442	95,211
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡*	498,452	490,195
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34‡	265,000	259,354
Verus Securitization Trust, Class A1, Series 2017-1A, 2.85%, 01/25/47@‡*	153,041	153,640
Verus Securitization Trust, Class A1, Series 2017-2A, 2.49%, 07/25/47@‡*	836,383	832,743
Verus Securitization Trust, Class A1, Series 2018-1, 2.93%, 02/25/48@‡*	367,678	368,224
VOLT LVI LLC, Class A1, Series 2017-NPL3, 3.50%, 03/25/47‡	502,354	503,682
VOLT LVIII LLC, Class A1, Series 2017-NPL5, 3.38%, 05/28/47‡	120,320	120,419
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 3.25%, 06/25/33@*	148,870	150,631
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 3.22%, 08/25/33@*	95,027	94,529
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 3.37%, 06/25/33@*	18,197	18,441
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 3.49%, 10/25/33@*	114,184	115,586

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 3.48%, 10/25/33@*	$118,484	$120,432
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 3.79%, 02/25/34@*	231,978	240,295
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 3.48%, 07/25/34@*	213,272	217,690
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.47%, 07/25/34@*	81,723	84,245
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 3.69%, 10/25/34@*	304,899	307,468
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 3.74%, 12/25/34@*	83,669	85,438
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-AR10, 3.65%, 06/25/35@*	452,256	465,942
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	66,812	68,794
Total Residential Mortgage Backed Securities		37,218,154

U.S. Government Agency Securities – 0.2%
Federal Home Loan Mortgage Corp., Class J, Series 2012-4011, 4.00%, 12/15/41	299,455	306,424
Total Mortgage Backed Securities
(Cost $47,009,152)		46,806,801
CORPORATE BONDS – 20.9%
Consumer Discretionary – 2.1%
Aptiv PLC, 3.15%, 11/19/20	530,000	529,362
CSC Holdings LLC, 6.75%, 11/15/21	365,000	380,969
DR Horton, Inc., 4.75%, 02/15/23	410,000	430,657
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	650,000	645,071
General Motors Financial Co., Inc., 3.70%, 05/09/23	280,000	278,280
Hyundai Capital America, 2.45%, 06/15/21‡	515,000	501,347
Lennar Corp., 5.25%, 06/01/26‡	390,000	387,075
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	495,000	504,752
Wyndham Worldwide Corp., 4.15%, 04/01/24	35,000	34,955
Total Consumer Discretionary		3,692,468

Consumer Staples – 0.8%
Campbell Soup Co., 3.30%, 03/15/21(a)	110,000	110,730
Campbell Soup Co., 3.65%, 03/15/23	450,000	450,835
CVS Health Corp., 2.78%, (3-Month USD LIBOR + 0.72%), 03/09/21@	130,000	131,032
CVS Health Corp., 3.70%, 03/09/23	382,000	384,498
Kraft Heinz Foods Co., 3.50%, 07/15/22	281,000	280,744
Total Consumer Staples		1,357,839

Energy – 1.1%
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(a)	350,000	351,750
Energy Transfer Partners LP / Regency Energy Finance Corp., 5.00%, 10/01/22	440,000	457,856
Kinder Morgan, Inc., 3.15%, 01/15/23	350,000	340,975
Kinder Morgan, Inc., 5.63%, 11/15/23‡	545,000	583,789
MPLX LP, 3.38%, 03/15/23	131,000	129,588
Ultra Resources, Inc., 6.88%, 04/15/22‡(a)	30,000	26,212
Total Energy		1,890,170

Financials – 8.9%
Air Lease Corp., 2.63%, 09/04/18	520,000	519,479
American Express Co., 3.40%, 02/27/23	54,000	53,878
Ares Capital Corp., 3.50%, 02/10/23	545,000	530,109
Ares Capital Corp., 4.25%, 03/01/25	290,000	282,159

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp., 5.49%, 03/15/19	$66,000	$67,560
Bank of America Corp., 2.92%, (3-Month USD LIBOR + 1.18%), 10/21/22@	650,000	660,341
Bank of America Corp., 2.74%, (3-Month USD LIBOR + 1.00%), 04/24/23@	535,000	539,131
Bank of New York Mellon Corp. (The), 2.05%, 05/03/21	650,000	631,296
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%)#@	555,000	568,947
Capital One Financial Corp., 4.20%, 10/29/25	495,000	491,263
Citigroup, Inc., 2.71%, (3-Month USD LIBOR + 0.96%), 04/25/22@	670,000	674,241
First Horizon National Corp., 3.50%, 12/15/20	550,000	553,307
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	249,531
FS Investment Corp., 4.25%, 01/15/20	585,000	590,589
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	165,000	159,235
Goldman Sachs Group, Inc. (The), 3.00%, 04/26/22	515,000	505,979
Goldman Sachs Group, Inc. (The), 3.58%, (3-Month USD LIBOR + 1.60%), 11/29/23@	270,000	278,649
Goldman Sachs Group, Inc. (The), 3.51%, (3-Month USD LIBOR + 1.75%), 10/28/27@	650,000	681,389
Huntington Bancshares, Inc., 7.00%, 12/15/20	200,000	217,981
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22	350,000	357,000
iStar, Inc., 6.00%, 04/01/22	235,000	236,175
JPMorgan Chase & Co., 2.25%, 01/23/20	380,000	375,481
JPMorgan Chase & Co., 2.65%, (3-Month USD LIBOR + 0.90%), 04/25/23@	400,000	401,761
JPMorgan Chase & Co., 5.30%, (3-Month USD LIBOR + 3.80%)#@	805,000	828,748
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.88%, 08/01/21‡	425,000	434,014
Lincoln National Corp., 3.78%, (3-Month USD LIBOR + 2.04%), 04/20/67@	100,000	95,500
Morgan Stanley, 3.14%, (3-Month USD LIBOR + 1.40%), 10/24/23@	1,950,000	1,995,498
Navient Corp., 6.50%, 06/15/22	290,000	300,150
Nuveen Finance LLC, 2.95%, 11/01/19‡	400,000	399,297
Santander Holdings USA, Inc., 3.70%, 03/28/22	585,000	586,762
SBA Tower Trust, 3.16%, 10/08/20‡	570,000	563,257
SBA Tower Trust, 2.88%, 07/09/21‡	780,000	772,122
Springleaf Finance Corp., 6.13%, 05/15/22	325,000	332,020
Total Financials		15,932,849

Health Care – 2.6%
Abbott Laboratories, 2.90%, 11/30/21	335,000	331,741
AbbVie, Inc., 2.50%, 05/14/20	540,000	533,285
Allergan Funding SCS, 3.00%, 03/12/20	85,000	84,601
Allergan Funding SCS, 3.45%, 03/15/22	85,000	84,350
Anthem, Inc., 2.95%, 12/01/22	347,000	338,023
Becton Dickinson and Co., 2.94%, (3-Month USD LIBOR + 0.88%), 12/29/20@	183,000	183,218
Becton Dickinson and Co., 2.89%, 06/06/22	622,000	604,089
Cardinal Health, Inc., 1.95%, 06/14/19	400,000	395,778
Cardinal Health, Inc., 2.62%, 06/15/22	640,000	619,296
Cardinal Health, Inc., 3.08%, 06/15/24	255,000	243,613
CHS/Community Health Systems, Inc., 6.25%, 03/31/23	280,000	259,350
Mylan NV, 3.15%, 06/15/21	170,000	167,755

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Tenet Healthcare Corp., 4.63%, 07/15/24‡	$485,000	$468,025
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/22	295,000	291,043
Total Health Care		4,604,167

Industrials – 1.7%
Continental Airlines Class C-2 Pass-Through Trust, 6.24%, 03/15/20	87,426	89,087
General Electric Co., 5.00%, (3-Month USD LIBOR + 3.33%)#@	370,000	366,763
Masco Corp., 3.50%, 04/01/21	515,000	517,817
Masco Corp., 5.95%, 03/15/22	304,000	329,269
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 06/15/19	195,000	194,078
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22‡	230,000	228,949
Pitney Bowes, Inc., 4.13%, 05/15/22	738,000	701,100
Ryder System, Inc., 3.40%, 03/01/23	314,000	313,399
TransDigm, Inc., 6.50%, 07/15/24	270,000	277,425
Total Industrials		3,017,887

Information Technology – 0.8%
Apple, Inc., 2.25%, 02/23/21	325,000	320,245
Apple, Inc., 2.50%, 02/09/22	510,000	502,398
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 01/15/20	395,000	389,657
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.65%, 01/15/23	270,000	257,352
Total Information Technology		1,469,652

Materials – 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.22%, (3-Month USD LIBOR + 3.50%), 07/15/21@‡	670,000	680,050

Real Estate – 1.0%
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100,000	101,590
Government Properties Income Trust, 3.75%, 08/15/19	85,000	85,375
Hospitality Properties Trust, 4.65%, 03/15/24	515,000	526,846
Kilroy Realty LP, 3.45%, 12/15/24	149,000	144,783
Select Income REIT, 4.15%, 02/01/22	515,000	515,409
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	415,388
Total Real Estate		1,789,391

Telecommunication Services – 1.1%
AT&T, Inc., 2.72%, (3-Month USD LIBOR + 0.89%), 02/14/23@	525,000	532,645
Crown Castle International Corp., 4.88%, 04/15/22	355,000	373,318
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/21‡	682,500	679,941
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 03/20/25‡	445,000	447,781
Total Telecommunication Services		2,033,685

Utilities – 0.4%
Exelon Corp., 2.85%, 06/15/20	555,000	550,311
PNM Resources, Inc., 3.25%, 03/09/21	210,000	209,929
Total Utilities		760,240
Total Corporate Bonds
(Cost $37,490,337)		37,228,398

TERM LOANS – 12.4%

Aerospace – 0.4%
TransDigm, Inc., 5.05%, (3-Month USD LIBOR + 2.75%), 06/09/23@	202,947	203,756
TransDigm, Inc., 4.38%, (3-Month USD LIBOR + 2.50%), 08/22/24@	168,727	169,465
United AirLines, Inc., 3.77%, (3-Month USD LIBOR + 2.00%), 04/01/24@	425,700	428,274
Total Aerospace		801,495

Chemicals – 0.2%
Ineos US Finance LLC, 3.88%, (1-Month USD LIBOR + 2.00%), 04/01/24@	364,088	365,589

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Consumer Durables – 0.3%
Hayward Industries, Inc., 5.38%, (1-Month USD LIBOR + 3.50%), 08/05/24@	$502,475	$505,113

Consumer Non-Durables – 0.1%
HLF Financing, 7.38%, (1-Month USD LIBOR + 5.50%), 02/15/23@	120,250	121,622

Energy – 0.5%
Medallion Midland Acquisition, LLC, 5.13%, (1-Month USD LIBOR + 3.25%), 10/30/24@	259,350	259,350
MEG Energy, 5.81%, (3-Month USD LIBOR + 3.50%), 12/31/23@	121,206	121,441
Ultra Resources, Inc., 4.76%, (2-Month USD LIBOR + 3.00%), 04/12/24@	585,000	580,797
Total Energy		961,588

Financials – 0.2%
Delos Finance S.a.r.l., 4.05%, (3-Month USD LIBOR + 1.75%), 10/06/23@	289,000	290,686

Food and Drug – 0.3%
Albertson's LLC, 4.63%, (1-Month USD LIBOR + 2.75%), 08/25/21@	480,203	474,993

Food/Tobacco – 1.3%
Aramark Servies, Inc., 3.88%, (1-Month USD LIBOR + 2.00%), 03/28/24@	342,580	345,258
Hostess Brands, LLC, 4.13%, (1-Month USD LIBOR + 2.25%), 08/03/22@	891,291	896,443
JBS U.S., 4.68%, (3-Month USD LIBOR + 2.50%), 10/30/22@	536,416	535,579
Post Holdings, Inc., 3.88%, (1-Month USD LIBOR + 2.00%), 05/24/24@	463,258	464,590
Total Food/Tobacco		2,241,870

Gaming/Leisure – 1.9%
Caesars Entertainment Operating Co., Inc. (fka Harrah's Operating Co., Inc.), 4.38%, (1-Month USD LIBOR + 2.50%), 10/07/24@	249,375	251,167
Eldorado Resorts, Inc., 4.06%, (2-Month USD LIBOR + 2.25%), 04/17/24@	594,085	596,684
GVC Holdings PLC, 03/15/24(b)	340,000	341,239
MGM Growth Properties Operating Partnership LP, 3.88%, (1-Month USD LIBOR + 2.00%), 03/24/25@	614,460	616,859
Playa Resorts Holding B.V., 5.00%, (3-Month USD LIBOR + 3.25%), 04/29/24@	804,711	810,344
Scientific Games International, Inc., 4.63%, (2-Month USD LIBOR + 2.75%), 08/14/24@	5,000	5,024
Seminole Tribe of Florida, 3.88%, (1-Month USD LIBOR + 2.00%), 07/08/24@	398,000	399,956
StationCasinos LLC, 4.38%, (1-Month USD LIBOR + 2.50%), 06/08/23@	371,567	373,115
Wyndham Hotels & Resorts, 03/28/25(b)	70,000	70,262
Total Gaming/Leisure		3,464,650

Health Care – 0.6%
Acadia Healthcare Co., Inc., 4.38%, (1-Month USD LIBOR + 2.50%), 02/16/23@	174,483	176,155
CHS/Community Health Systems, Inc., 4.98%, (3-Month USD LIBOR + 3.00%), 01/27/21@	321,621	309,806
INC Research Holdings, Inc., 4.13%, (1-Month USD LIBOR + 2.25%), 08/01/24@	195,391	196,307
Valeant Pharmaceuticals International, Inc., 5.24%, (1-Month USD LIBOR + 3.50%), 04/01/22@	463,969	469,389
Total Health Care		1,151,657

Housing – 0.8%
Capital Automotive LP, 4.38%, (1-Month USD LIBOR + 2.50%), 03/25/24@	723,905	727,224

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Housing (continued)
Quikrete Holdings, Inc., 4.63%, (1-Month USD LIBOR + 2.75%), 11/15/23@	$445,192	$447,621
Realogy Group, 3.96%, (1-Month USD LIBOR + 2.25%), 02/08/25@	285,022	287,049
Total Housing		1,461,894

Information Technology – 0.8%
Kronos, Inc., 4.88%, (2-Month USD LIBOR + 3.00%), 11/01/23@	329,676	332,167
Rackspace Hosting, Inc., 4.79%, (3-Month USD LIBOR + 3.00%), 11/03/23@	499,794	498,467
SS&C European Holdings S.a.r.l., 02/28/25(b)	145,929	146,803
SS&C Technologies, Inc., 02/28/25(b)	409,071	411,521
Total Information Technology		1,388,958

Media/Telecom - Broadcasting – 0.6%
Sinclair Television Group, Inc., 12/12/24(b)	505,000	507,841
Univision Communications, 4.63%, (1-Month USD LIBOR + 2.75%), 03/15/24@	497,788	490,583
Total Media/Telecom - Broadcasting		998,424

Media/Telecom - Cable/Wireless Video – 1.7%
Altice US Finance I Corp., 4.13%, (1-Month USD LIBOR + 2.25%), 07/28/25@	477,756	477,697
Charter Communications Operating, LLC (aka CCO Safari LLC), 3.88%, (1-Month USD LIBOR + 2.00%), 04/30/25@	862,838	867,014
CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)), 4.04%, (1-Month USD LIBOR + 2.25%), 07/17/25@	656,692	655,736
Telenet, 03/01/26(b)	375,000	377,265
Virgin Media Bristol LLC, 4.28%, (1-Month USD LIBOR + 2.50%), 01/15/26@	665,000	669,156
Total Media/Telecom - Cable/Wireless Video		3,046,868

Media/Telecom - Diversified Media – 0.4%
McGraw-Hill Global Education Holdings LLC, 5.88%, (1-Month USD LIBOR + 4.00%), 05/04/22@	499,912	494,913
Meredith Corp., 4.88%, (1-Month USD LIBOR + 3.00%), 01/31/25@	265,000	266,921
Total Media/Telecom - Diversified Media		761,834

Media/Telecom - Telecommunications – 0.8%
CenturyLink, Inc., 4.63%, (1-Month USD LIBOR + 2.75%), 01/31/25@	364,088	358,741
Frontier Communications Corp., 5.63%, (3-Month USD LIBOR + 3.75%), 06/15/24@	299,246	296,005
Level 3 Financing, Inc., 4.11%, (1-Month USD LIBOR + 2.25%), 02/22/24@	815,000	817,486
Total Media/Telecom - Telecommunications		1,472,232

Retail – 0.1%
PetSmart, Inc., 4.68%, (1-Month USD LIBOR + 3.00%), 03/11/22@	213,550	171,932

Service – 0.4%
First Data Corp., 4.12%, (1-Month USD LIBOR + 2.25%), 07/08/22@	260,000	260,676
First Data Corp., 4.12%, (1-Month USD LIBOR + 2.25%), 04/26/24@	487,489	488,739
Total Service		749,415

Utilities – 1.0%
Calpine Corp., 4.81%, (3-Month USD LIBOR + 2.50%), 01/15/24@	436,653	438,375
Dynegy, Inc., 4.60%, (1-Month USD LIBOR + 2.75%), 02/07/24@	622,594	627,024
NRG Energy, 4.05%, (3-Month USD LIBOR + 1.75%), 06/30/23@	382,600	383,556

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Utilities (continued)
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.38%, (1-Month USD LIBOR + 2.50%), 08/04/23@	$226,722		$228,485
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.38%, (1-Month USD LIBOR + 2.50%), 08/04/23@	40,031		40,343
Total Utilities			1,717,783
Total Term Loans
(Cost $22,111,757)			22,148,603

FOREIGN BONDS – 6.8%

Consumer Staples – 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.50%, 01/12/24	208,000		209,621
BAT Capital Corp. (United Kingdom), 2.76%, 08/15/22‡	805,000		779,424
Total Consumer Staples			989,045

Energy – 1.2%
Gazprom OAO Via GAZ Capital SA (Russia), 6.51%, 03/07/22‡	440,000		474,253
Petrobras Global Finance BV (Brazil), 8.38%, 05/23/21	118,000		134,564
Petrobras Global Finance BV (Brazil), 5.30%, 01/27/25‡	275,000		271,906
Petroleos Mexicanos (Mexico), 4.88%, 01/24/22	1,300,000		1,335,620
Total Energy			2,216,343

Financials – 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Netherlands), 4.50%, 05/15/21	405,000		415,155
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Netherlands), 3.95%, 02/01/22	150,000		150,512
Brookfield Finance LLC (Canada), 4.00%, 04/01/24	561,000		565,861
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	575,085		589,660
HSBC Holdings PLC (United Kingdom), 2.95%, 05/25/21	640,000		633,879
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/21	785,000		756,087
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/23	550,000		547,651
Total Financials			3,658,805

Industrials – 0.4%
British Airways Class B Pass Through Trust (United Kingdom), 5.63%, 06/20/20‡	157,694		162,236
Doric Nimrod Air Finance Alpha Ltd. Class A Pass-Through Trust, (Guernsey), 5.13%, 11/30/22‡	599,694		616,669
Total Industrials			778,905

Information Technology – 0.1%
Tencent Holdings Ltd. (China), 2.99%, 01/19/23‡	200,000		195,038

Materials – 2.0%
Anglo American Capital PLC (United Kingdom), 3.63%, 09/11/24‡	680,000		655,828
Fibria Overseas Finance Ltd. (Brazil), 4.00%, 01/14/25	339,000		327,771
FMG Resources August 2006 Pty Ltd. (Australia), 5.13%, 03/15/23‡	240,000		238,956
Glencore Funding LLC (Switzerland), 4.13%, 05/30/23‡	640,000		644,916
James Hardie International Finance Dac (Ireland), 4.75%, 01/15/25‡	345,000		339,825
NOVA Chemicals Corp. (Canada), 4.88%, 06/01/24‡	70,000		67,287
NOVA Chemicals Corp. (Canada), 5.00%, 05/01/25‡	545,000		524,399
Yamana Gold, Inc. (Canada), 4.63%, 12/15/27‡	720,000		710,370
Total Materials			3,509,352

Sovereign Government – 0.4%
Argentine Republic Government International Bond (Argentina), 4.63%, 01/11/23	415,000		400,583
Russian Federal Bond - Ofz, Series 6216 (Russia), 6.70%, 05/15/19	17,000,000	RUB	297,518
Total Sovereign Government			698,101

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal/ Shares	Value
Total Foreign Bonds
(Cost $12,213,817)		$12,045,589

U.S. TREASURY NOTES – 2.5%
U.S. Treasury Note, 03/31/20, 2.25%	$1,500,000	1,499,385
U.S. Treasury Note, 03/15/21, 2.38%	1,500,000	1,499,502
U.S. Treasury Note, 03/31/23, 2.50%	1,500,000	1,495,517
Total U.S. Treasury Notes
(Cost $4,493,613)		4,494,404

U.S. GOVERNMENT AGENCY SECURITIES – 1.4%
Federal National Mortgage Association, 2.50%, 02/01/31	989,278	970,168
Federal National Mortgage Association, 2.50%, 08/01/31	228,094	223,687
Federal National Mortgage Association, 3.00%, 10/01/30	653,880	654,780
Federal National Mortgage Association, 3.00%, 10/01/30	482,574	483,239
Federal National Mortgage Association, 5.00%, 06/25/37	25,832	26,278
Federal National Mortgage Association, 4.00%, 11/25/41	112,114	113,906
Total U.S. Government Agency Securities
(Cost $2,564,881)		2,472,058

MONEY MARKET FUND – 4.0%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.53%(c) (Cost $7,109,989)	7,109,989	7,109,989

REPURCHASE AGREEMENTS – 0.3%(d)
Citigroup Global Markets, Inc., dated 03/29/18, due 04/02/18, 1.82%, total to be received $235,708, (collateralized by various U.S. Government Agency Obligations, 0.00%-10.00%, 05/15/18-10/20/67, totaling $239,834)	$235,672	235,672
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.81%, total to be received $250,038, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/30/18-12/01/51, totaling $254,251)	250,000	250,000
Total Repurchase Agreements
(Cost $485,672)		485,672
Total Investments – 103.3%
(Cost $184,725,200)		183,812,983
Liabilities in Excess of Other Assets – (3.3%)		(5,879,001)
Net Assets – 100.0%		$177,933,982

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $474,324; the aggregate market value of the collateral held by the fund is $485,672.
(b)	This loan will settle after March 31, 2018 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of March 31, 2018.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace	0.4%
Asset Backed Securities	28.7
Chemicals	0.2
Commercial Mortgage Backed Securities	5.2
Consumer Discretionary	2.1
Consumer Durables	0.3
Consumer Non-Durables	0.1
Consumer Staples	1.4
Energy	2.8
Financials	11.2
Food and Drug	0.3
Food/Tobacco	1.3
Gaming/Leisure	1.9
Health Care	3.2
Housing	0.8
Industrials	2.1
Information Technology	1.7
Materials	2.4
Media/Telecom - Broadcasting	0.6
Media/Telecom - Cable/Wireless Video	1.7
Media/Telecom - Diversified Media	0.4
Media/Telecom - Telecommunications	0.8
Real Estate	1.0
Residential Mortgage Backed Securities	20.9
Retail	0.1
Service	0.4
Sovereign Government	0.4
Telecommunication Services	1.1
U.S. Government Agency Securities	1.6
U.S. Treasury Notes	2.5
Utilities	1.4
Money Market	4.0
Repurchase Agreements	0.3
Total Investments	103.3
Liabilities in Excess of Other Assets	(3.3)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS – 79.1%
Advertising – 1.4%
Acosta, Inc., 5.13%, (1-Month USD LIBOR + 3.25%), 09/26/21@	$485,031	$408,079

Aerospace / Defense – 2.3%
Accudyne Industries Borrower SCA, 08/19/24 (Luxembourg)(a)	249,375	251,075
TransDigm, Inc., 4.63%, (1-Month USD LIBOR + 2.75%), 06/09/23@	283,795	284,926
TransDigm, Inc., 5.05%, (3-Month USD LIBOR + 2.75%), 06/09/23@	148,619	149,212
Total Aerospace / Defense		685,213

Auto Manufacturers – 0.9%
Navistar, Inc., 5.21%, (1-Month USD LIBOR + 3.50%), 11/06/24@	250,000	251,719

Auto Parts & Equipment – 2.1%
Cooper-Standard Automotive, Inc., 4.30%, (3-Month USD LIBOR + 2.00%), 11/02/23@	224,958	226,260
Federal-Mogul LLC, 5.53%, (1-Month USD LIBOR + 3.75%), 04/15/21@	289,077	291,300
Federal-Mogul LLC, 5.63%, (1-Month USD LIBOR + 3.75%), 04/15/21@	95,676	96,411
Total Auto Parts & Equipment		613,971

Building Materials – 3.3%
GYP Holdings III Corp., 4.77%, (3-Month USD LIBOR + 3.00%), 04/03/23@	485,084	488,017
Quikrete Holdings, Inc., 4.63%, (1-Month USD LIBOR + 2.75%), 11/15/23@	491,593	494,274
Total Building Materials		982,291

Chemicals – 0.6%
MacDermid, Inc., 4.88%, (1-Month USD LIBOR + 3.00%), 06/07/23@	189,056	190,473

Coal – 0.8%
Arch Coal, Inc., 5.13%, (1-Month USD LIBOR + 3.25%), 03/07/24@	248,120	249,929

Commercial Services – 3.7%
Allied Universal Holdco LLC, 6.05%, (3-Month USD LIBOR + 3.75%), 07/28/22@	248,101	245,036
Brightview Landscapes LLC, 4.81%, (1-Month USD LIBOR + 3.00%), 12/18/20@	107,239	108,006
Brightview Landscapes LLC, 4.88%, (1-Month USD LIBOR + 3.00%), 12/18/20@	130,861	131,798
Brightview Landscapes LLC, 8.31%, (1-Month USD LIBOR + 6.50%), 12/17/21@	117,021	118,045
Camelot Finance LP, 5.13%, (1-Month USD LIBOR + 3.25%), 10/03/23@	243,170	244,972
Garda World Security Corp., 5.51%, (3-Month USD LIBOR + 3.50%), 05/24/24 (Canada)@	248,120	250,835
Garda World Security Corp., 7.25%, (Prime + 2.50%), 05/24/24 (Canada)@	627	633
Total Commercial Services		1,099,325

Computers – 2.0%
McAfee LLC, 6.38%, (1-Month USD LIBOR + 4.50%), 09/30/24@	248,750	251,626
Western Digital Corp., 3.88%, (1-Month USD LIBOR + 2.00%), 05/01/23@	327,361	329,552
Total Computers		581,178

Distribution / Wholesale – 4.8%
Nexeo Solutions LLC, 5.02%, (2-Month USD LIBOR + 3.25%), 06/09/23@	166,412	168,337
Nexeo Solutions LLC, 5.23%, (3-Month USD LIBOR + 3.25%), 06/09/23@	164,122	166,020
Nexeo Solutions LLC, 5.55%, (3-Month USD LIBOR + 3.25%), 06/09/23@	160,766	162,625

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Distribution / Wholesale (continued)
Spin Holdco, Inc., 5.08%, (3-Month USD LIBOR + 3.25%), 11/14/22@	$485,692	$489,235
Univar USA, Inc., 4.38%, (1-Month USD LIBOR + 2.50%), 07/01/24@	424,441	427,790
Total Distribution / Wholesale		1,414,007

Electric – 2.5%
Talen Energy Supply LLC, 5.88%, (1-Month USD LIBOR + 4.00%), 04/15/24@	249,243	245,816
Vistra Operations Co. LLC, 4.06%, (1-Month USD LIBOR + 2.25%), 12/14/23@	375,000	377,706
Vistra Operations Co. LLC, 4.13%, (1-Month USD LIBOR + 2.25%), 12/14/23@	118,750	119,607
Total Electric		743,129

Entertainment – 1.3%
Cineworld Finance US, Inc., 4.38%, (1-Month USD LIBOR + 2.50%), 02/28/25 (United Kingdom)@	375,000	374,949

Environmental Control – 0.9%
Wrangler Buyer Corp., 4.88%, (1-Month USD LIBOR + 3.00%), 09/27/24@	249,375	251,067

Food – 2.8%
Albertson's LLC, 4.96%, (3-Month USD LIBOR + 3.00%), 06/22/23@	345,607	341,600
U.S. Foods, Inc., 4.38%, (1-Month USD LIBOR + 2.50%), 06/27/23@	485,016	488,792
Total Food		830,392

Hand / Machine Tools – 1.6%
Apex Tool Group LLC, 5.63%, (1-Month USD LIBOR + 3.75%), 02/01/22@	475,162	475,205

Healthcare - Products – 0.9%
Avantor, Inc., 5.88%, (1-Month USD LIBOR + 4.00%), 11/21/24@	249,375	252,310

Healthcare - Services – 1.8%
Air Medical Group Holdings, Inc., 4.94%, (1-Month USD LIBOR + 3.25%), 04/28/22@	248,103	249,463
CHS/Community Health Systems, Inc., 4.73%, (3-Month USD LIBOR + 2.75%), 12/31/19@	104,607	102,290
CHS/Community Health Systems, Inc., 4.98%, (3-Month USD LIBOR + 3.00%), 01/27/21@	193,764	186,646
Total Healthcare - Services		538,399

Household Products / Wares – 1.3%
Prestige Brands, Inc., 3.88%, (1-Month USD LIBOR + 2.00%), 01/26/24@	375,241	376,582

Insurance – 3.0%
HUB International Ltd., 4.84%, (3-Month USD LIBOR + 3.00%), 10/02/20@	241,820	243,365
USI, Inc., 5.30%, (3-Month USD LIBOR + 3.00%), 05/16/24@	398,000	399,162
VF Holdings Corp., 5.13%, (1-Month USD LIBOR + 3.25%), 06/30/23@	248,111	250,541
Total Insurance		893,068

Internet – 1.7%
Uber Technologies, Inc., 5.88%, (1-Month USD LIBOR + 4.00%), 07/13/23@	492,500	495,007

Leisure Time – 3.3%
24 Hour Fitness Worldwide, Inc., 6.05%, (3-Month USD LIBOR + 3.75%), 05/28/21@	241,834	244,253
BRP US, Inc., 4.38%, (1-Month USD LIBOR + 2.50%), 06/30/23@	246,252	248,868
ClubCorp Holdings, Inc., 5.55%, (3-Month USD LIBOR + 3.25%), 09/18/24@	489,634	493,394
Total Leisure Time		986,515

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Lodging – 3.3%
Caesars Resort Collection LLC, 4.63%, (1-Month USD LIBOR + 2.75%), 12/23/24@	$498,750	$502,630
Hilton Worldwide Finance LLC, 3.87%, (1-Month USD LIBOR + 2.00%), 10/25/23@	203,537	204,838
Playa Resorts Holding BV, 5.00%, (3-Month USD LIBOR + 3.25%), 04/29/24@	248,126	249,863
Total Lodging		957,331

Machinery - Diversified – 0.7%
RBS Global, Inc., 4.11%, (1-Month USD LIBOR + 2.25%), 08/21/24@	207,725	209,179

Media – 0.8%
Altice US Finance I Corp., 4.13%, (1-Month USD LIBOR + 2.25%), 07/28/25@	244,351	244,321

Metal Fabricate / Hardware – 0.8%
Crosby U.S. Acquisition Corp., 4.90%, (3-Month USD LIBOR + 3.00%), 11/23/20@	248,057	244,150

Miscellaneous Manufacturing – 1.0%
Gates Global LLC, 5.05%, (3-Month USD LIBOR + 2.75%), 04/01/24@	297,695	299,696

Oil & Gas – 1.8%
Chesapeake Energy Corp., 9.44%, (3-Month USD LIBOR + 7.50%), 08/23/21@	500,000	531,875

Packaging & Containers – 6.4%
Kloeckner Pentaplast of America, Inc., 6.13%, (1-Month USD LIBOR + 4.25%), 06/30/22 (Luxembourg)@	249,373	240,647
Plastipak Holdings, Inc., 4.63%, (1-Month USD LIBOR + 2.75%), 10/15/24@	248,750	250,398
Proampac PG Borrower LLC, 5.17%, (1-Month USD LIBOR + 3.50%), 11/20/23@	105,927	106,959
Proampac PG Borrower LLC, 5.22%, (1-Month USD LIBOR + 3.50%), 11/20/23@	40,312	40,705
Proampac PG Borrower LLC, 5.35%, (1-Month USD LIBOR + 3.50%), 11/20/23@	347,511	350,900
Reynolds Group Holdings, Inc., 4.63%, (1-Month USD LIBOR + 2.75%), 02/06/23@	443,608	446,320
SIG Combibloc, 4.63%, (1-Month USD LIBOR + 2.75%), 03/11/22 (Luxembourg)@	448,265	451,383
Total Packaging & Containers		1,887,312

Pharmaceuticals – 0.8%
Valeant Pharmaceuticals International, Inc., 5.24%, (1-Month USD LIBOR + 3.50%), 04/01/22@	229,990	232,676

Real Estate – 1.7%
DTZ US Borrower LLC, 5.02%, (1-Month USD LIBOR + 3.25%), 11/04/21@	146,059	145,572
DTZ US Borrower LLC, 5.23%, (2-Month USD LIBOR + 3.25%), 11/04/21@	326,585	325,496
DTZ US Borrower LLC, 5.55%, (3-Month USD LIBOR + 3.25%), 11/04/21@	18,518	18,456
Total Real Estate		489,524

Retail – 11.7%
1011778 BC ULC, 4.13%, (1-Month USD LIBOR + 2.25%), 02/16/24 (Canada)@	224,386	224,807
1011778 BC ULC, 4.55%, (3-Month USD LIBOR + 2.25%), 02/16/24 (Canada)@	144,855	145,127
BJ's Wholesale Club, Inc., 9.19%, (1-Month USD LIBOR + 7.50%), 02/03/25@	250,000	251,445

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Retail (continued)
CEC Entertainment, Inc., 5.13%, (1-Month USD LIBOR + 3.25%), 02/15/21@	$483,627	$458,841
Michaels Stores, Inc., 4.49%, (1-Month USD LIBOR + 2.75%), 01/27/23@	116,545	117,231
Michaels Stores, Inc., 4.57%, (1-Month USD LIBOR + 2.75%), 01/27/23@	20,094	20,212
Michaels Stores, Inc., 4.63%, (1-Month USD LIBOR + 2.75%), 01/27/23@	311,930	313,764
Neiman Marcus Group Ltd. LLC, 4.94%, (1-Month USD LIBOR + 3.25%), 10/25/20@	484,848	420,262
Petco Animal Supplies, Inc., 4.77%, (3-Month USD LIBOR + 3.00%), 01/26/23@	492,462	362,918
PetSmart, Inc., 4.68%, (1-Month USD LIBOR + 3.00%), 03/11/22@	486,250	391,487
Smart & Final Stores LLC, 5.38%, (1-Month USD LIBOR + 3.50%), 11/15/22@	250,000	247,032
SRS Distribution Inc., 5.13%, (1-Month USD LIBOR + 3.25%), 08/25/22@	288,190	290,531
SRS Distribution Inc., 5.55%, (3-Month USD LIBOR + 3.25%), 08/25/22@	204,254	205,913
Total Retail		3,449,570

Semiconductors – 1.0%
Microsemi Corp., 3.74%, (2-Month USD LIBOR + 2.00%), 01/15/23@	93,963	94,230
ON Semiconductor Corp., 3.88%, (1-Month USD LIBOR + 2.00%), 03/31/23@	189,354	190,502
Total Semiconductors		284,732

Software – 3.1%
CCC Information Services, Inc., 4.88%, (1-Month USD LIBOR + 3.00%), 04/29/24@	248,747	249,925
Infor US, Inc., 4.63%, (1-Month USD LIBOR + 2.75%), 02/01/22@	429,569	431,031
Solera LLC, 4.63%, (1-Month USD LIBOR + 2.75%), 03/03/23@	245,000	245,946
Total Software		926,902

Telecommunications – 3.0%
Avaya, Inc., 6.54%, (1-Month USD LIBOR + 4.75%), 12/16/24@	374,063	377,203
Frontier Communications Corp., 5.63%, (1-Month USD LIBOR + 3.75%), 06/17/24@	248,125	245,438
Intelsat Jackson Holdings SA, 5.71%, (3-Month USD LIBOR + 3.75%), 11/30/23@	250,000	250,538
Total Telecommunications		873,179

Total Term Loans
(Cost $23,612,152)		23,323,255

CORPORATE BONDS – 8.4%

Auto Manufacturers – 0.4%
Tesla, Inc., 5.30%, 08/15/25‡(b)	125,000	109,531

Commercial Services – 1.6%
Ahern Rentals, Inc., 7.38%, 05/15/23‡	250,000	243,750
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 05/15/23‡	202,000	219,408
Total Commercial Services		463,158

Diversified Financial Services – 0.9%
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.38%, 04/01/20‡	250,000	253,750

Home Builders – 0.8%
Lennar Corp., 4.50%, 06/15/19	250,000	251,875

Lodging – 0.9%
MGM Resorts International, 6.75%, 10/01/20	250,000	266,250

Media – 0.9%
CSC Holdings LLC, 6.63%, 10/15/25‡	250,000	258,750

Retail – 0.8%
Golden Nugget, Inc., 6.75%, 10/15/24‡	250,000	251,873

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal / Shares	Value
CORPORATE BONDS (continued)
Telecommunications – 1.7%
Sprint Communications, Inc., 6.00%, 11/15/22	$250,000	$245,938
T-Mobile USA, Inc., 6.38%, 03/01/25	250,000	261,875
Total Telecommunications		507,813

Toys / Games / Hobbies – 0.4%
Mattel, Inc., 2.35%, 08/15/21	125,000	111,251

Total Corporate Bonds
(Cost $2,472,984)		2,474,251

FOREIGN BONDS – 2.5%

Food – 0.4%
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 06/01/21 (Brazil)‡	125,000	126,562

Mining – 0.4%
Constellium NV, 5.75%, 05/15/24 (Netherlands)‡	125,000	123,125

Pharmaceuticals – 0.8%
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21 (Israel)	250,000	225,301

Trucking & Leasing – 0.9%
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (Ireland)‡	250,000	245,862

Total Foreign Bonds
(Cost $730,469)		720,850

EXCHANGE TRADED FUND – 0.1%

Closed-End Funds – 0.1%
Eagle Point Credit Co., Inc.
(Cost $35,053)	1,905	34,557

MONEY MARKET FUND – 10.2%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.53%(c) (Cost $3,013,279)	3,013,279	3,013,279

REPURCHASE AGREEMENT – 0.4%(d)
Royal Bank of Scotland PLC, dated 03/29/18, due 04/02/18, 1.78%, total to be received $112,657, (collateralized by various U.S. Government Agency Obligations, 0.49%-3.75%, 07/31/18-08/15/46, totaling $114,682)
(Cost $112,640)	$112,640	$112,640

Total Investments – 100.7%
(Cost $29,976,577)		29,678,832

Liabilities in Excess of Other Assets – (0.7%)		(208,825)
Net Assets – 100.0%		$29,470,007

LP - Limited Partnership

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	The loan will settle after March 31, 2018 at which time the interest rate will be determined.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $109,891; the aggregate market value of the collateral held by the fund is $112,640.
(c)	Rate shown reflects the 7-day yield as of March 31, 2018.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Advertising	1.4%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Aerospace / Defense	2.3%
Auto Manufacturers	1.3
Auto Parts & Equipment	2.1
Building Materials	3.3
Chemicals	0.6
Closed-End Funds	0.1
Coal	0.8
Commercial Services	5.3
Computers	2.0
Distribution / Wholesale	4.8
Diversified Financial Services	0.9
Electric	2.5
Entertainment	1.3
Environmental Control	0.9
Food	3.2
Hand / Machine Tools	1.6
Healthcare - Products	0.9
Healthcare - Services	1.8
Home Builders	0.8
Household Products / Wares	1.3
Insurance	3.0
Internet	1.7
Leisure Time	3.3
Lodging	4.2
Machinery - Diversified	0.7
Media	1.7
Metal Fabricate / Hardware	0.8
Mining	0.4
Miscellaneous Manufacturing	1.0
Oil & Gas	1.8
Packaging & Containers	6.4
Pharmaceuticals	1.6
Real Estate	1.7
Retail	12.5
Semiconductors	1.0
Software	3.1
Telecommunications	4.7
Toys / Games / Hobbies	0.4
Trucking & Leasing	0.9
Money Market Fund	10.2
Repurchase Agreement	0.4
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)%
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF
Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Total Return Swaps contracts outstanding as of March 31, 2018:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans Index	4,000,000	(1.61)%	Quarterly	9/20/2018	$4,000,000	$4,025,986	$25,986

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 62.9%
Aerospace/Defense – 1.1%
Triumph Group, Inc., 7.75%, 08/15/25(a)	$1,645,000	$1,690,238

Agriculture – 0.9%
Alliance One International, Inc., 8.50%, 04/15/21‡	1,376,000	1,437,920

Auto Parts & Equipment – 1.1%
Titan International, Inc., 6.50%, 11/30/23‡	1,618,000	1,670,585

Biotechnology – 1.6%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23‡(a)	2,446,000	2,427,655

Chemicals – 2.9%
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23‡	2,080,000	2,222,376
Hexion, Inc., 10.00%, 04/15/20	2,259,000	2,196,877
Total Chemicals		4,419,253

Commercial Services – 5.2%
ACE Cash Express, Inc., 12.00%, 12/15/22‡	1,618,000	1,808,115
Flexi-Van Leasing, Inc., 10.00%, 02/15/23‡	2,172,000	2,161,140
Quad/Graphics, Inc., 7.00%, 05/01/22(a)	1,463,000	1,521,520
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, 7.88%, 06/01/21(a)	2,450,000	2,431,625
Total Commercial Services		7,922,400

Computers – 3.2%
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 07/15/23‡	1,277,000	1,297,751
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	2,106,000	2,164,547
West Corp., 8.50%, 10/15/25‡(a)	1,367,000	1,329,408
Total Computers		4,791,706

Diversified Financial Services – 2.0%
CNG Holdings, Inc., 9.38%, 05/15/20‡	2,322,000	2,298,780
Springleaf Finance Corp., 6.88%, 03/15/25	250,000	251,562
Travelport Corporate Finance PLC, 6.00%, 03/15/26‡	500,000	503,125
Total Diversified Financial Services		3,053,467

Electric – 1.0%
Terraform Global Operating LLC, 6.13%, 03/01/26‡	1,480,000	1,494,800

Electrical Components & Equipment – 1.5%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	2,396,000	2,348,080

Energy - Alternate Sources – 0.9%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21	1,332,000	1,413,585

Engineering & Construction – 1.1%
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26‡(a)	1,600,000	1,606,000

Entertainment – 1.2%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23‡	1,727,000	1,778,810

Food – 3.8%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, 6.63%, 06/15/24	1,727,000	1,556,459
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡(a)	2,558,000	2,567,592
SUPERVALU, Inc., 6.75%, 06/01/21(a)	1,737,000	1,719,630
Total Food		5,843,681

Hand / Machine Tools – 1.0%
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/23‡(a)	1,480,000	1,480,000

Healthcare - Products – 2.3%
Greatbatch Ltd., 9.13%, 11/01/23‡	1,357,000	1,472,345
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23‡	2,467,000	1,985,935
Total Healthcare - Products		3,458,280

Healthcare - Services – 1.1%
Kindred Healthcare, Inc., 8.75%, 01/15/23(a)	1,598,000	1,697,875

Iron / Steel – 1.0%
United States Steel Corp., 6.25%, 03/15/26(a)	1,500,000	1,500,000

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Machinery - Diversified – 2.1%
JPW Industries Holding Corp., 9.00%, 10/01/24‡	$1,542,000	$1,621,027
Xerium Technologies, Inc., 9.50%, 08/15/21	1,516,000	1,565,270
Total Machinery - Diversified		3,186,297

Media – 3.7%
Lee Enterprises, Inc., 9.50%, 03/15/22‡(a)	2,879,000	3,015,752
Meredith Corp., 6.88%, 02/01/26‡(a)	1,233,000	1,268,449
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23‡	1,440,000	1,400,400
Total Media		5,684,601

Miscellaneous Manufacturing – 1.9%
FXI Holdings, Inc., 7.88%, 11/01/24‡	1,618,000	1,588,674
Techniplas LLC, 10.00%, 05/01/20‡	1,560,000	1,333,800
Total Miscellaneous Manufacturing		2,922,474

Oil & Gas – 5.7%
Berry Petroleum Co. LLC, 7.00%, 02/15/26‡	986,000	996,156
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.50%, 01/15/21‡	1,302,000	1,455,799
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23‡	1,480,000	1,502,200
Indigo Natural Resources LLC, 6.88%, 02/15/26‡	1,480,000	1,402,300
Par Petroleum LLC/Petroleum Finance Corp., 7.75%, 12/15/25‡	1,618,000	1,626,090
Sanchez Energy Corp., 7.25%, 02/15/23‡(a)	1,727,000	1,739,952
Total Oil & Gas		8,722,497

Oil & Gas Services – 2.7%
Bristow Group, Inc., 8.75%, 03/01/23‡	1,750,000	1,771,875
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 04/01/25‡	1,000,000	1,012,500
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26‡(a)	1,250,000	1,271,875
Total Oil & Gas Services		4,056,250

Pharmaceuticals – 1.8%
Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, 11/01/24‡(a)	2,486,000	2,660,020
NVA Holdings, Inc., 6.88%, 04/01/26‡	100,000	101,000
Total Pharmaceuticals		2,761,020

Pipelines – 1.6%
CNX Midstream Partners LP/CNX Midstream Finance, Corp., 6.50%, 03/15/26‡	1,000,000	988,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21	1,429,000	1,436,145
Total Pipelines		2,424,895

Real Estate – 0.9%
Hunt Cos., Inc., 6.25%, 02/15/26‡	1,480,000	1,432,448

Retail – 3.7%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20(a)	2,262,000	2,086,695
Guitar Center Escrow Issuer, Inc., 9.50%, 10/15/21‡(a)	1,000,000	966,300
Guitar Center, Inc., 6.50%, 04/15/19‡(a)	1,598,000	1,599,598
IRB Holding Corp., 6.75%, 02/15/26‡	1,057,000	1,038,608
Total Retail		5,691,201

Software – 1.0%
CURO Financial Technologies Corp., 12.00%, 03/01/22‡(a)	1,312,000	1,462,985

Telecommunications – 4.9%
Frontier Communications Corp., 11.00%, 09/15/25(a)	2,429,000	1,832,377
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22‡	1,174,000	1,323,685
Sprint Corp., 7.63%, 03/01/26(a)	1,750,000	1,711,850
Windstream Services LLC/Windstream Finance Corp., 8.63%, 10/31/25‡(a)	2,719,000	2,528,670
Total Telecommunications		7,396,582
Total Corporate Bonds
(Cost $95,743,034)		95,775,585

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
TERM LOANS – 18.5%
Coal – 2.5%
Foresight Energy LLC, 7.63%, (3-Month USD LIBOR + 5.75%), 03/16/22@	$1,980,000	$1,955,042
Murray Energy Corp., 10.05%, (3-Month USD LIBOR + 7.75%), 04/16/20@	2,221,828	1,898,074
Total Coal		3,853,116

Electronics – 1.0%
KEMET Corp., 7.88%, (1-Month USD LIBOR + 6.00%), 04/26/24@	1,431,410	1,460,039

Food – 2.9%
Flavors Holdings, Inc., 8.05%, (3-Month USD LIBOR + 5.75%), 04/03/20@	2,357,128	2,133,201
Shearer's Foods LLC, 9.05%, (3-Month USD LIBOR + 6.75%), 06/30/22@	2,431,000	2,285,140
Total Food		4,418,341

Forest Products & Paper – 2.0%
Appvion, Inc., 8.38%, (1-Month USD LIBOR + 6.50%), 07/02/18@	2,019,025	2,019,025
Verso Paper Holdings LLC, 12.75%, (2-Month USD LIBOR + 11.00%), 10/14/21@	864,172	889,380
Verso Paper Holdings LLC, 12.88%, (1-Month USD LIBOR + 11.00%), 10/14/21@	183,267	188,613
Total Forest Products & Paper		3,097,018

Healthcare - Services – 1.3%
21st Century Oncology, Inc., 7.85%, (3-Month USD LIBOR + 6.13%), 01/16/23@	1,995,000	1,927,170

Office/Business Equipment – 1.2%
Eastman Kodak Co., 8.02%, (3-Month USD LIBOR + 6.25%), 09/03/19@	1,840,475	1,740,786
Eastman Kodak Co., 8.04%, (1-Month USD LIBOR + 6.25%), 09/03/19@	124,424	117,684
Total Office/Business Equipment		1,858,470

Oil & Gas – 2.1%
Osum Production Corp., 7.80%, (3-Month USD LIBOR + 5.50%), 07/31/20@	3,803,546	3,233,014

Retail – 2.5%
California Pizza Kitchen, Inc., 7.88%, (1-Month USD LIBOR + 6.00%), 08/23/22@	1,989,899	1,955,076
General Nutrition Centers, Inc., 10.59%, (2-Month USD LIBOR + 8.75%), 03/04/21@	1,405,962	1,328,633
General Nutrition Centers, Inc., 8.88%, (1-Month USD LIBOR + 7.00%), 01/02/23@	572,350	588,233
Total Retail		3,871,942

Telecommunications – 1.6%
Global Tel*Link Corp., 10.55%, (3-Month USD LIBOR + 8.25%), 11/20/20@	2,375,000	2,380,201

Transportation – 1.4%
YRC Worldwide, Inc., 10.27%, (3-Month USD LIBOR + 8.50%), 07/21/22@	2,054,819	2,074,812
YRC Worldwide, Inc., 10.38%, (1-Month USD LIBOR + 8.50%), 07/21/22@	1,828	1,846
Total Transportation		2,076,658

Total Term Loans
(Cost $29,006,109)		28,175,969

FOREIGN BONDS – 14.2%
Beverages – 1.1%
CEDC Finance Corp. International, Inc., 10.00%, 12/31/22 (Poland)‡	1,843,281	1,640,520

Diversified Financial Services – 1.1%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (Canada)‡	1,618,000	1,622,045

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal/ Shares	Value
FOREIGN BONDS (continued)
Food – 0.6%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28 (Brazil)‡	$986,000	$947,792

Gas – 0.8%
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Canada)‡	1,233,000	1,237,624

Mining – 2.3%
First Quantum Minerals Ltd., 6.50%, 03/01/24 (Zambia)‡	1,000,000	951,250
First Quantum Minerals Ltd., 6.88%, 03/01/26 (Zambia)‡	1,000,000	952,500
IAMGOLD Corp., 7.00%, 04/15/25 (Canada)‡	1,538,000	1,576,450
Total Mining		3,480,200

Oil & Gas – 3.4%
Athabasca Oil Corp., 9.88%, 02/24/22 (Canada)‡	1,855,000	1,866,594
Precision Drilling Corp., 7.75%, 12/15/23 (Canada)(a)	1,708,000	1,782,725
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (United Arab Emirates)‡(a)	1,480,000	1,489,250
Total Oil & Gas		5,138,569

Oil & Gas Services – 1.3%
Welltec A/S, 9.50%, 12/01/22 (Denmark)‡	2,000,000	2,075,000

Pharmaceuticals – 1.3%
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 04/15/24 (Israel)‡(a)	1,000,000	972,389
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 03/01/28 (Israel)‡(a)	1,000,000	989,889
Total Pharmaceuticals		1,962,278

Storage / Warehousing – 1.0%
Algeco Global Finance PLC, 8.00%, 02/15/23 (United Kingdom)‡(a)	1,500,000	1,500,000

Transportation – 1.3%
Global Ship Lease, Inc., 9.88%, 11/15/22 (United Kingdom)‡	2,000,000	2,013,000

Total Foreign Bonds
(Cost $21,609,928)		21,617,028

MONEY MARKET FUND – 2.5%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.53%(b) (Cost $3,791,940)	3,791,940	3,791,940
REPURCHASE AGREEMENTS – 21.3%(c)
Citibank NA, dated 03/29/18, due 04/02/18, 1.80%, total to be received $2,231,147, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 08/02/18-09/09/49, totaling $2,261,610)	$2,230,812	2,230,812
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.81%, total to be received $7,531,331, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/30/18-12/01/51, totaling $7,658,241)	7,530,195	7,530,195
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.78%, total to be received $7,531,312, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 05/15/18-01/15/37, totaling $7,692,165)	7,530,195	7,530,195
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.82%, total to be received $7,531,337, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/02/18-02/20/68, totaling $7,659,122)	7,530,195	7,530,195

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 03/29/18, due 04/02/18, 1.80%, total to be received $7,531,325, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.00%, 06/28/18-12/20/47, totaling $7,657,622)	$7,530,195	$7,530,195
Total Repurchase Agreements
(Cost $32,351,592)		32,351,592
Total Investments – 119.4%
(Cost $182,502,603)		181,712,114
Liabilities in Excess of Other Assets – (19.4%)		(29,505,282)
Net Assets – 100.0%		$152,206,832

LP - Limited Partnership

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $35,844,345; the aggregate market value of the collateral held by the fund is $36,731,423. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,379,831.
(b)	Rate shown reflects the 7-day yield as of March 31, 2018.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	1.1%
Agriculture	0.9
Auto Parts & Equipment	1.1
Beverages	1.1
Biotechnology	1.6
Chemicals	2.9
Coal	2.5
Commercial Services	5.2
Computers	3.2
Diversified Financial Services	3.1
Electric	1.0
Electrical Components & Equipment	1.5
Electronics	1.0
Energy - Alternate Sources	0.9
Engineering & Construction	1.1
Entertainment	1.2
Food	7.3
Forest Products & Paper	2.0
Gas	0.8
Hand / Machine Tools	1.0
Healthcare - Products	2.3
Healthcare - Services	2.4
Iron / Steel	1.0
Machinery - Diversified	2.1
Media	3.7
Mining	2.3
Miscellaneous Manufacturing	1.9
Office/Business Equipment	1.2
Oil & Gas	11.2
Oil & Gas Services	4.0
Pharmaceuticals	3.1
Pipelines	1.6
Real Estate	0.9
Retail	6.2
Software	1.0
Storage / Warehousing	1.0
Telecommunications	6.5
Transportation	2.7
Money Market Fund	2.5
Repurchase Agreements	21.3
Total Investments	119.4
Liabilities in Excess of Other Assets	(19.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 31.0%
Debt Fund – 31.0%
AdvisorShares Sage Core Reserves ETF†
(Cost $44,743,500)	450,000	$44,581,500

MONEY MARKET FUNDS – 20.9%
Fidelity Institutional Money Market Government Portfolio - Class III, 1.24%(a)	29,470,928	29,470,928
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.56%(a)	500,000	500,000
Total Money Market Funds
(Cost $29,970,928)		29,970,928
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $74,714,428)		74,552,428

Securities Sold, Not Yet Purchased – (95.1)%
EXCHANGE TRADED FUNDS – (4.6)%
Debt Fund – (4.6)%
iShares iBoxx $ High Yield Corporate Bond ETF	(25,000)	(2,141,000)
SPDR Bloomberg Barclays High Yield Bond ETF	(124,200)	(4,452,570)
Total Debt Fund		(6,593,570)
Total Exchange Traded Funds
(Cost $(6,592,171))		(6,593,570)

COMMON STOCKS – (90.5)%
Aerospace/Defense – (5.0)%
Aerojet Rocketdyne Holdings, Inc.*	(125,000)	(3,496,250)
Triumph Group, Inc.	(145,000)	(3,654,000)
Total Aerospace/Defense		(7,150,250)

Apparel – (4.7)%
Hanesbrands, Inc.	(190,000)	(3,499,800)
Steven Madden Ltd.	(75,000)	(3,292,500)
Total Apparel		(6,792,300)

Auto Parts & Equipment – (2.2)%
Cooper Tire & Rubber Co.	(109,100)	(3,196,630)

Banks – (1.0)%
Deutsche Bank AG (Germany)(b)	(100,000)	(1,398,000)

Chemicals – (2.9)%
Sensient Technologies Corp.	(60,000)	(4,234,800)

Commercial Services – (4.5)%
Healthcare Services Group, Inc.	(79,700)	(3,465,356)
Sabre Corp.	(140,000)	(3,003,000)
Total Commercial Services		(6,468,356)

Computers – (3.1)%
NetScout Systems, Inc.*	(103,000)	(2,714,050)
Super Micro Computer, Inc.*	(100,000)	(1,700,000)
Total Computers		(4,414,050)

Cosmetics / Personal Care – (2.4)%
Edgewell Personal Care Co.*	(70,000)	(3,417,400)

Diversified Financial Services – (5.0)%
Credit Acceptance Corp.*	(10,800)	(3,568,428)
Ellie Mae, Inc.*	(40,000)	(3,677,600)
Total Diversified Financial Services		(7,246,028)

Electrical Components & Equipment – (1.9)%
Belden, Inc.	(40,000)	(2,757,600)

Electronics – (3.3)%
OSI Systems, Inc.*	(72,500)	(4,732,075)

Engineering & Construction – (4.5)%
Dycom Industries, Inc.*	(30,000)	(3,228,900)
KBR, Inc.	(200,000)	(3,238,000)
Total Engineering & Construction		(6,466,900)

Food – (6.1)%
B&G Foods, Inc.	(95,000)	(2,251,500)
Kellogg Co.	(80,000)	(5,200,800)
TreeHouse Foods, Inc.*	(35,000)	(1,339,450)
Total Food		(8,791,750)

Hand/Machine Tools – (3.6)%
Snap-on, Inc.	(35,000)	(5,163,900)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Healthcare - Products – (4.6)%
Align Technology, Inc.*	(10,000)	$(2,511,300)
DENTSPLY SIRONA, Inc.	(80,000)	(4,024,800)
Total Healthcare - Products		(6,536,100)

Healthcare - Services – (2.1)%
Select Medical Holdings Corp.*	(175,000)	(3,018,750)

Home Furnishings – (1.9)%
Tempur Sealy International, Inc.*	(59,500)	(2,694,755)

Internet – (1.1)%
Snap, Inc., Class A*	(100,000)	(1,587,000)

Leisure Time – (2.4)%
Harley-Davidson, Inc.	(80,000)	(3,430,400)

Machinery - Construction & Mining – (2.2)%
Oshkosh Corp.	(40,000)	(3,090,800)

Miscellaneous Manufacturing – (2.8)%
Actuant Corp., Class A	(170,000)	(3,952,500)

Pharmaceuticals – (2.5)%
Prestige Brands Holdings, Inc.*	(107,185)	(3,614,278)

REITS – (9.4)%
EastGroup Properties, Inc.	(35,000)	(2,893,100)
Simon Property Group, Inc.	(27,000)	(4,167,450)
Tanger Factory Outlet Centers, Inc.	(125,300)	(2,756,600)
Urban Edge Properties	(175,000)	(3,736,250)
Total REITS		(13,553,400)

Software – (3.4)%
Cerner Corp.*	(35,600)	(2,064,800)
Medidata Solutions, Inc.*	(45,000)	(2,826,450)
Total Software		(4,891,250)

Telecommunications – (7.9)%
Juniper Networks, Inc.	(86,800)	(2,111,844)
NETGEAR, Inc.*	(40,000)	(2,288,000)
Telephone & Data Systems, Inc.	(100,000)	(2,803,000)
Ubiquiti Networks, Inc.*	(60,000)	(4,128,000)
Total Telecommunications		(11,330,844)

Total Common Stocks
(Cost $(138,318,889))		(129,930,116)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(144,911,060)]		(136,523,686)

Total Investments – (43.2)%
(Cost $(70,196,632))		(61,971,258)
Other Assets in Excess of Liabilities – 143.2%		205,465,657
Net Assets – 100.0%		$143,494,399

ETF - Exchange Traded Fund

REITS - Real Estate Investment Trusts

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of March 31, 2018.
(b)	Registered Shares.

Cash of $131,490,010 has been segregated to cover margin requirement for open short sales as of March 31, 2018.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(5.0)%
Apparel	(4.7)
Auto Parts & Equipment	(2.2)
Banks	(1.0)
Chemicals	(2.9)
Commercial Services	(4.5)
Computers	(3.1)
Cosmetics / Personal Care	(2.4)
Debt Fund	26.4
Diversified Financial Services	(5.0)
Electrical Components & Equipment	(1.9)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Electronics	(3.3)%
Engineering & Construction	(4.5)
Food	(6.1)
Hand/Machine Tools	(3.6)
Healthcare - Products	(4.6)
Healthcare - Services	(2.1)
Home Furnishings	(1.9)
Internet	(1.1)
Leisure Time	(2.4)
Machinery - Construction & Mining	(2.2)
Miscellaneous Manufacturing	(2.8)
Pharmaceuticals	(2.5)
REITS	(9.4)
Software	(3.4)
Telecommunications	(7.9)
Money Market Funds	20.9
Total Investments	(43.2)
Other Assets in Excess of Liabilities	143.2
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 53.9%
Aerospace/Defense – 1.6%
Northrop Grumman Corp., 1.75%, 06/01/18	$844,000	$843,210

Auto Manufacturers – 3.2%
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	845,000	843,967
General Motors Co., 3.50%, 10/02/18	825,000	826,309
Total Auto Manufacturers		1,670,276

Banks – 18.5%
Bank of America Corp., Series L, 2.60%, 01/15/19	415,000	415,456
Bank of America Corp., Series L, 2.65%, 04/01/19	830,000	829,691
Bank of New York Mellon Corp. (The), Series G, 2.20%, 05/15/19	420,000	418,437
BB&T Corp., Series MTN, 2.25%, 02/01/19	630,000	627,259
Branch Banking & Trust Co., 2.17%, (3-Month USD LIBOR + 0.45%), 01/15/20@	475,000	476,341
Branch Banking & Trust Co., Series BKNT, 2.23%, (3-Month USD LIBOR + 0.22%), 06/01/20@	400,000	399,664
Capital One Financial Corp., 2.45%, 04/24/19	276,000	274,836
Capital One NA, Series BKNT, 2.92%, (3-Month USD LIBOR + 1.15%), 01/30/23@	670,000	673,231
Citigroup, Inc., 2.05%, 06/07/19	420,000	416,256
Goldman Sachs Group, Inc. (The), Series FRN, 3.71%, (3-Month USD LIBOR + 1.77%), 02/25/21@	1,065,000	1,102,468
JPMorgan Chase & Co., 2.35%, 01/28/19	590,000	589,341
JPMorgan Chase & Co., 3.49%, (3-Month USD LIBOR + 1.48%), 03/01/21@	630,000	648,240
Manufacturers & Traders Trust Co., Series BKNT, 2.02%, (3-Month USD LIBOR + 0.27%), 01/25/21@	520,000	520,348
US Bancorp, Series MTN, 2.38%, (3-Month USD LIBOR + 0.64%), 01/24/22@	1,125,000	1,134,311
Wells Fargo & Co., 2.13%, 04/22/19	1,100,000	1,093,582
Total Banks		9,619,461

Biotechnology – 1.4%
Amgen, Inc., 2.13%, (3-Month USD LIBOR + 0.32%), 05/10/19@	705,000	705,948

Building Materials – 1.3%
Vulcan Materials Co., 2.72%, (3-Month USD LIBOR + 0.60%), 06/15/20@	430,000	429,496
Vulcan Materials Co., 2.57%, (3-Month USD LIBOR + 0.65%), 03/01/21@	245,000	245,174
Total Building Materials		674,670

Chemicals – 1.4%
Dow Chemical Co. (The), 8.55%, 05/15/19	680,000	721,959

Computers – 1.7%
Apple, Inc., 2.30%, (3-Month USD LIBOR + 0.50%), 02/09/22@	870,000	880,532

Diversified Financial Services – 2.5%
American Express Credit Corp., Series GMTN, 2.25%, 08/15/19	420,000	417,634
American Express Credit Corp., Series F, 3.16%, (3-Month USD LIBOR + 1.05%), 09/14/20@	540,000	549,087
International Lease Finance Corp., 5.88%, 04/01/19	300,000	308,262
Total Diversified Financial Services		1,274,983

Electric – 3.3%
Dominion Energy, Inc., Series A, 1.88%, 01/15/19	180,000	178,730
PG&E Corp., 2.40%, 03/01/19	755,000	750,264
Southern Co. (The), 2.45%, 09/01/18	805,000	804,183
Total Electric		1,733,177

Food – 1.1%
Tyson Foods, Inc., 2.57%, (3-Month USD LIBOR + 0.55%), 06/02/20@	590,000	591,472

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Healthcare - Products – 1.6%
Abbott Laboratories, 2.35%, 11/22/19	$524,000	$519,691
Zimmer Biomet Holdings, Inc., 2.93%, (3-Month USD LIBOR + 0.75%), 03/19/21@	305,000	305,413
Total Healthcare - Products		825,104

Healthcare - Services – 0.7%
Catholic Health Initiatives, 2.60%, 08/01/18	340,000	340,446

Machinery - Diversified – 1.4%
Roper Technologies, Inc., 2.05%, 10/01/18	755,000	753,301

Media – 1.5%
Time Warner Cable, Inc., 6.75%, 07/01/18	785,000	792,447

Oil & Gas – 0.4%
Phillips 66, 2.61%, (3-Month USD LIBOR + 0.60%), 02/26/21@	200,000	200,273

Pharmaceuticals – 4.7%
Allergan Funding SCS, 3.33%, (3-Month USD LIBOR + 1.26%), 03/12/20@	855,000	865,360
CVS Health Corp., 1.90%, 07/20/18	840,000	838,301
Express Scripts Holding Co., 2.25%, 06/15/19	745,000	740,621
Total Pharmaceuticals		2,444,282

Pipelines – 3.6%
Buckeye Partners LP, 2.65%, 11/15/18	555,000	553,699
Energy Transfer Partners LP, 2.50%, 06/15/18	780,000	780,180
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19‡	537,000	545,726
Total Pipelines		1,879,605

REITS – 1.4%
ERP Operating LP, 2.38%, 07/01/19	740,000	736,709

Telecommunications – 1.9%
AT&T, Inc., 3.23%, (3-Month USD LIBOR + 0.93%), 06/30/20@	350,000	353,796
AT&T, Inc., 2.72%, (3-Month USD LIBOR + 0.89%), 02/14/23@	600,000	608,737
Total Telecommunications		962,533

Toys / Games / Hobbies – 0.7%
Mattel, Inc., 2.35%, 05/06/19	385,000	378,263
Total Corporate Bonds
(Cost $28,058,482)		28,028,651

ASSET BACKED SECURITIES – 24.8%
Diversified Financial Services – 24.8%
Ally Master Owner Trust, Class A, Series 2015-3, 1.63%, 05/15/20	325,000	324,751
American Express Credit Account Master Trust, Class A, Series 2013-2, 2.20%, (1-Month USD LIBOR + 0.42%), 05/17/21@	650,000	651,280
American Express Credit Account Master Trust, Class A, Series 2014-1, 2.15%, (1-Month USD LIBOR + 0.37%), 12/15/21@	400,000	401,171
BA Credit Card Trust, Class A, Series 2015-A2, 1.36%, 09/15/20	855,000	854,683
Cabela's Credit Card Master Note Trust, Class A2, Series 2015-1A, 2.32%, (1-Month USD LIBOR + 0.54%), 03/15/23@	285,000	286,916
Capital One Multi-Asset Execution Trust, Class A3, Series 2016-A3, 1.34%, 04/15/22	1,090,000	1,074,385
CarMax Auto Owner Trust, Class A3, Series 2016-3, 1.39%, 05/17/21	580,000	573,817
Chase Issuance Trust, Class A, Series 2016-A2, 1.37%, 06/15/21	755,000	744,454
Chase Issuance Trust, Class A5, Series 2015-A5, 1.36%, 04/15/20	240,000	239,911
Citibank Credit Card Issuance Trust, Class A2, Series 2017-A2, 1.74%, 01/19/21	640,000	636,430
Citibank Credit Card Issuance Trust, Class A6, Series 2014-A6, 2.15%, 07/15/21	500,000	497,336

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Discover Card Execution Note Trust, Class A2, Series 2016-A2, 2.32%, (1-Month USD LIBOR + 0.54%), 09/15/21@	$190,000	$190,829
Discover Card Execution Note Trust, Class A6, Series 2013-A6, 2.23%, (1-Month USD LIBOR + 0.45%), 04/15/21@	840,000	841,603
Ford Credit Auto Owner Trust, Class A2B, Series 2017-C, 1.90%, (1-Month USD LIBOR + 0.12%), 09/15/20@	524,424	525,079
Ford Credit Auto Owner Trust, Class A3, Series 2016-A, 1.39%, 07/15/20	238,791	237,488
Ford Credit Floorplan Master Owner Trust A, Class A1, Series 2015-4, 1.77%, 08/15/20	375,000	374,101
Honda Auto Receivables Owner Trust, Class A3, Series 2016-1, 1.22%, 12/18/19	197,163	196,068
Honda Auto Receivables Owner Trust, Class A3, Series 2016-4, 1.21%, 12/18/20	680,000	671,220
Hyundai Auto Receivables Trust, Class A2A, Series 2017-B, 1.57%, 08/17/20	205,172	204,136
Hyundai Auto Receivables Trust, Class C, Series 2014-A, 2.02%, 08/15/19	745,000	744,195
Nissan Auto Receivables Owner Trust, Class A3, Series 2015-B, 1.34%, 03/16/20	382,765	380,910
Nissan Auto Receivables Owner Trust, Class A3, Series 2016-C, 1.18%, 01/15/21	625,000	617,501
Synchrony Credit Card Master Note Trust, Class A, Series 2015-2, 1.60%, 04/15/21	400,000	399,921
Toyota Auto Receivables Owner Trust, Class A2B, Series 2017-C, 1.86%, (1-Month USD LIBOR + 0.08%), 07/15/20@	155,000	155,025
Toyota Auto Receivables Owner Trust, Class A3, Series 2016-D, 1.23%, 10/15/20	850,000	840,742
Verizon Owner Trust, Class A, Series 2016-1A, 1.42%, 01/20/21‡	265,000	262,952
Total Asset Backed Securities
(Cost $12,981,149)		12,926,904

FOREIGN BONDS – 7.6%
Banks – 5.5%
Barclays Bank PLC, Series GMTN, 2.34%, (3-Month USD LIBOR + 0.55%), 08/07/19 (United Kingdom)@	420,000	421,182
BNP Paribas SA, Series MTN, 2.40%, 12/12/18 (France)	295,000	294,978
Sumitomo Mitsui Financial Group, Inc., 3.74%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	615,000	636,124
Toronto-Dominion Bank (The), Series GMTN, 1.45%, 09/06/18 (Canada)	425,000	423,402
Toronto-Dominion Bank (The), 1.89%, (3-Month USD LIBOR + 0.15%), 10/24/19 (Canada)@	510,000	509,797
Westpac Banking Corp., 2.25%, 07/30/18 (Australia)	561,000	560,437
Total Banks		2,845,920

Diversified Financial Services – 1.0%
Nomura Holdings, Inc., Series GMTN, 2.75%, 03/19/19 (Japan)	549,000	548,674

Oil & Gas – 0.7%
Ecopetrol SA, 7.63%, 07/23/19 (Colombia)	335,000	354,765

Retail – 0.4%
Alimentation Couche-Tard, Inc., 2.59%, (3-Month USD LIBOR + 0.50%), 12/13/19 (Canada)@‡	200,000	200,343
Total Foreign Bonds
(Cost $3,949,502)		3,949,702

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Principal/ Shares	Value
MORTGAGE BACKED SECURITIES – 7.3%
Commercial Mortgage Backed Securities – 7.3%
COMM Mortgage Trust, Class A2, Series 2013-CR6, 2.12%, 03/10/46	$61,603	$61,559
COMM Mortgage Trust, Class A2, Series 2013-LC13, 3.01%, 08/10/46	321,096	321,312
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C02, 2.82%, (1-Month USD LIBOR + 0.95%), 05/25/24@	200,075	200,689
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C04, 3.32%, (1-Month USD LIBOR + 1.45%), 01/25/29@	453,661	457,352
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C06, 3.17%, (1-Month USD LIBOR + 1.30%), 04/25/29@	643,888	649,599
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C03, 2.82%, (1-Month USD LIBOR + 0.95%), 10/25/29@	649,224	653,006
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2017-C05, 2.42%, (1-Month USD LIBOR + 0.55%), 01/25/30@	346,591	346,467
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	205,785	205,591
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M1, Series 2018-DNA1, 2.32%, (1-Month USD LIBOR + 0.45%), 07/25/30@	494,047	491,984
JPMBB Commercial Mortgage Securities Trust, Class A1, Series 2015-C29, 1.63%, 05/15/48	429,983	425,927
WFRBS Commercial Mortgage Trust, Class A2, Series 2013-C13, 1.96%, 05/15/45	10,371	10,361
Total Mortgage Backed Securities
(Cost $3,815,723)		3,823,847

U.S. TREASURY NOTES – 3.7%
U.S. Treasury Note, 1.00%, 05/15/18(a)	780,000	779,384
U.S. Treasury Note, 1.38%, 09/30/18	625,000	623,340
U.S. Treasury Note, 1.25%, 11/30/18	525,000	522,385
Total U.S. Treasury Notes
(Cost $1,928,156)		1,925,109

U.S. TREASURY BILL – 0.2%
U.S. Treasury Bill, 1.24%, 05/03/18(b)
(Cost $99,892)	100,000	99,860

MONEY MARKET FUND – 1.8%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.53%(c) (Cost $912,543)	912,543	912,543

REPURCHASE AGREEMENT – 0.0%**(d)
Citigroup Global Markets, Inc., dated 03/29/18, due 04/02/18, 6.10%, total to be received $59, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.75%, 04/12/18-09/09/49, totaling $60)
(Cost $59)	59	59

Total Investments – 99.3%
(Cost $51,745,506)		51,666,675
Other Assets in Excess of Liabilities – 0.7%		341,918
Net Assets – 100.0%		$52,008,593

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2018.
**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $480,403; the aggregate market value of the collateral held by the fund is $491,694. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $491,635.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Rate shown reflects the 7-day yield as of March 31, 2018.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	1.6%
Auto Manufacturers	3.2
Banks	24.0
Biotechnology	1.4
Building Materials	1.3
Chemicals	1.4
Commercial Mortgage Backed Securities	7.3
Computers	1.7
Diversified Financial Services	28.3
Electric	3.3
Food	1.1
Healthcare - Products	1.6
Healthcare - Services	0.7
Machinery - Diversified	1.4
Media	1.5
Oil & Gas	1.1
Pharmaceuticals	4.7
Pipelines	3.6
REITS	1.4
Retail	0.4
Telecommunications	1.9
Toys / Games / Hobbies	0.7
U.S. Treasury Bill	0.2
U.S. Treasury Notes	3.7
Money Market Fund	1.8
Repurchase Agreement	0.0 **
Total Investments	99.3
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

**       Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS – 98.6%
Asset Allocation Fund – 2.0%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	6,453	$333,362

Debt Fund – 14.6%
PowerShares Fundamental High Yield Corporate Bond Portfolio	43,687	808,646
SPDR Doubleline Total Return Tactical ETF(a)	17,003	815,634
Vanguard Intermediate-Term Bond ETF(a)	9,863	806,498
Total Debt Fund		2,430,778

Equity Fund – 82.0%
Financial Select Sector SPDR Fund	24,769	682,881
iShares MSCI EAFE ETF	22,589	1,574,001
iShares MSCI Emerging Markets ETF	15,865	765,962
iShares Russell 2000 ETF	6,720	1,020,298
SPDR S&P 500 ETF Trust	31,957	8,409,485
Vanguard Real Estate ETF(a)	5,994	452,367
X-trackers MSCI Europe Hedged Equity ETF	28,653	786,525
Total Equity Fund		13,691,519
Total Exchange Traded Funds
(Cost $14,337,351)		16,455,659

MONEY MARKET FUND – 1.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.55%(b) (Cost $240,723)	240,723	240,723

Total Investments Before Written Call Options – 100.0%
(Cost $14,578,074)		16,696,382

	Notional Amount
WRITTEN CALL OPTIONS – 0.0%**
iShares MSCI EAFE ETF, expiring 04/20/18, Strike Price $72.00	(16,900)	(169)	(1,690)
iShares MSCI Emerging Markets ETF, expiring 04/20/18, Strike Price $51.00	(7,900)	(79)	(1,027)
SPDR S&P 500 ETF Trust, expiring 04/20/18, Strike Price $282.00	(19,200)	(192)	(2,688)
Total Written Call Options – 0.0%**
[Premiums Received $(29,912)]			(5,405)
Total Investments – 100.0%
(Cost $14,548,162)			16,690,977
Other Assets in Excess of Liabilities – 0.0%**			7,532
Net Assets – 100.0%			$16,698,509

ETF - Exchange Traded Fund

**	Less than 0.05%.
(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,407,861 as of March 31, 2018.
(b)	Rate shown reflects the 7-day yield as of March 31, 2018.

SUMMARY OF SCHEDULE OF INVESTMENTS

	% of
	Net Assets
Asset Allocation Fund	2.0%
Debt Fund	14.6
Equity Fund	82.0
Written Call Option	0.0	**
Money Market Fund	1.4
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0	**
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES VICE ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.1%
Agriculture – 25.5%
Alliance One International, Inc.*	7,000	$182,350
Altria Group, Inc.	10,071	627,625
British American Tobacco PLC (United Kingdom)(a)	10,555	608,918
Imperial Brands PLC (United Kingdom)(a)	13,195	457,207
Philip Morris International, Inc.	6,230	619,262
Turning Point Brands, Inc.	27,382	532,306
Universal Corp.	8,287	401,919
Vector Group Ltd.	19,124	389,938
Total Agriculture		3,819,525

Beverages – 44.8%
Ambev SA (Brazil)(a)	26,415	192,037
Anheuser-Busch InBev SA/NV (Belgium)(a)	2,760	303,434
Boston Beer Co., Inc. (The), Class A*	4,000	756,200
Brown-Forman Corp., Class B	13,868	754,419
China New Borun Corp. (China)*(a)	45,000	60,300
Cia Cervecerias Unidas SA (Chile)(a)	15,660	460,561
Constellation Brands, Inc., Class A	4,341	989,401
Craft Brew Alliance, Inc.*	23,395	435,147
Diageo PLC (United Kingdom)(a)	4,920	666,266
Fomento Economico Mexicano SAB de CV (Mexico)(a)	845	77,258
Heineken NV (Netherlands)(a)	4,560	245,602
Kirin Holdings Co. Ltd. (Japan)(a)	6,400	171,584
MGP Ingredients, Inc.	10,517	942,218
Molson Coors Brewing Co., Class B	2,400	180,792
Pernod Ricard SA (France)(a)	5,000	166,950
Vina Concha y Toro SA (Chile)(a)	6,960	295,800
Total Beverages		6,697,969

Entertainment – 4.9%
RCI Hospitality Holdings, Inc.	25,881	734,762

Healthcare - Products – 3.1%
Abbott Laboratories	7,777	465,998

Housewares – 2.1%
Scotts Miracle-Gro Co. (The)	3,735	320,276

Pharmaceuticals – 13.4%
AbbVie, Inc.	9,103	861,599
Catalent, Inc.*	16,555	679,749
Corbus Pharmaceuticals Holdings, Inc.*	24,001	146,406
Insys Therapeutics, Inc.*	52,579	317,577
Total Pharmaceuticals		2,005,331

Retail – 5.3%
BJ's Restaurants, Inc.	2,160	96,984
Darden Restaurants, Inc.	4,800	409,200
Dave & Buster's Entertainment, Inc.*	6,743	281,453
Total Retail		787,637
Total Common Stocks
(Cost $15,282,018)		14,831,498

MONEY MARKET FUND – 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.45%(b) (Cost $30,343)	30,343	30,343

Total Investments – 99.3%
(Cost $15,312,361)		14,861,841
Other Assets in Excess of Liabilities – 0.7%		108,126
Net Assets – 100.0%		$14,969,967

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	Rate shown reflects the 7-day yield as of March 31, 2018.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	25.5%
Beverages	44.8
Entertainment	4.9
Healthcare - Products	3.1
Housewares	2.1
Pharmaceuticals	13.4
Retail	5.3
Money Market Fund	0.2
Total Investments	99.3
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.4%
Aerospace/Defense – 4.8%
Harris Corp.	14,384	$2,319,852
Orbital ATK, Inc.	5,858	776,829
Raytheon Co.	3,829	826,375
Spirit AeroSystems Holdings, Inc., Class A	16,516	1,382,389
Total Aerospace/Defense		5,305,445

Auto Parts & Equipment – 1.3%
BorgWarner, Inc.	8,443	424,092
Lear Corp.	5,218	971,017
Total Auto Parts & Equipment		1,395,109

Banks – 6.2%
BB&T Corp.	19,290	1,003,852
Huntington Bancshares, Inc.	31,961	482,611
JPMorgan Chase & Co.	11,603	1,275,982
KeyCorp	20,104	393,033
M&T Bank Corp.	4,890	901,521
Regions Financial Corp.	96,542	1,793,750
US Bancorp	19,612	990,406
Total Banks		6,841,155

Biotechnology – 0.8%
Alexion Pharmaceuticals, Inc.*	8,375	933,477

Building Materials – 0.4%
Fortune Brands Home & Security, Inc.	8,290	488,198

Chemicals – 1.0%
CF Industries Holdings, Inc.	5,762	217,400
Eastman Chemical Co.	8,849	934,278
Total Chemicals		1,151,678

Commercial Services – 1.7%
ManpowerGroup, Inc.	6,145	707,290
Robert Half International, Inc.	19,671	1,138,754
Total Commercial Services		1,846,044

Computers – 3.2%
HP, Inc.	47,399	1,038,986
Teradata Corp.*(a)	63,266	2,509,762
Total Computers		3,548,748

Cosmetics / Personal Care – 0.9%
Edgewell Personal Care Co.*(a)	19,942	973,568

Distribution / Wholesale – 2.4%
HD Supply Holdings, Inc.*	69,413	2,633,529

Diversified Financial Services – 7.0%
Ally Financial, Inc.(a)	80,728	2,191,765
E*TRADE Financial Corp.*	15,649	867,111
Franklin Resources, Inc.	33,559	1,163,826
Synchrony Financial	68,086	2,282,924
Visa, Inc., Class A	9,430	1,128,017
Total Diversified Financial Services		7,633,643

Electric – 0.4%
WEC Energy Group, Inc.	6,561	411,375

Electrical Components & Equipment – 1.7%
Acuity Brands, Inc.(a)	13,666	1,902,171

Electronics – 3.0%
Corning, Inc.	77,631	2,164,352
Gentex Corp.	20,029	461,068
Waters Corp.*	3,138	623,364
Total Electronics		3,248,784

Environmental Control – 0.7%
Waste Management, Inc.	8,744	735,545

Food – 4.8%
Campbell Soup Co.	54,946	2,379,711
Conagra Brands, Inc.	65,829	2,427,774
Ingredion, Inc.	3,736	481,645
Total Food		5,289,130

Healthcare - Products – 3.0%
DENTSPLY SIRONA, Inc.	8,703	437,848
IDEXX Laboratories, Inc.*	5,814	1,112,741
Patterson Cos., Inc.	29,524	656,319
Varian Medical Systems, Inc.*	8,492	1,041,544
Total Healthcare - Products		3,248,452

Healthcare - Services – 7.0%
Anthem, Inc.	4,712	1,035,226
Cigna Corp.	7,778	1,304,682
DaVita Inc.*	33,634	2,217,826
HCA Healthcare, Inc.	17,271	1,675,287
Laboratory Corp. of America Holdings*	4,066	657,675
Quest Diagnostics, Inc.	7,893	791,668
Total Healthcare - Services		7,682,364

Home Builders – 0.7%
Toll Brothers, Inc.	16,823	727,595

Housewares – 1.2%
Scotts Miracle-Gro Co. (The)(a)	10,818	927,643
Toro Co. (The)	6,580	410,921
Total Housewares		1,338,564

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance – 4.4%
Alleghany Corp.	695	$427,036
Cincinnati Financial Corp.	7,650	568,089
Lincoln National Corp.	19,081	1,394,058
Markel Corp.*	480	561,720
Prudential Financial, Inc.	6,348	657,335
RenaissanceRe Holdings Ltd. (Bermuda)	8,749	1,211,824
Total Insurance		4,820,062

Internet – 1.7%
CDW Corp.(a)	26,090	1,834,388

Iron / Steel – 0.8%
Nucor Corp.	3,460	211,371
Steel Dynamics, Inc.	14,531	642,561
Total Iron / Steel		853,932

Leisure Time – 0.5%
Brunswick Corp.	8,808	523,107

Machinery - Diversified – 0.8%
Middleby Corp. (The)*(a)	6,749	835,459

Media – 5.2%
AMC Networks, Inc., Class A*(a)	36,696	1,897,183
Charter Communications, Inc., Class A*	5,159	1,605,584
Thomson Reuters Corp. (Canada)	57,531	2,223,573
Total Media		5,726,340

Miscellaneous Manufacturing – 2.8%
Carlisle Cos., Inc.(a)	13,676	1,427,911
Eaton Corp. PLC	11,874	948,851
Pentair PLC (United Kingdom)	9,665	658,477
Total Miscellaneous Manufacturing		3,035,239

Oil & Gas – 1.3%
Anadarko Petroleum Corp.	13,650	824,597
Cabot Oil & Gas Corp.	26,690	640,026
Total Oil & Gas		1,464,623

Oil & Gas Services – 0.8%
Halliburton Co.	9,122	428,187
Schlumberger Ltd.	7,668	496,733
Total Oil & Gas Services		924,920

Packaging & Containers – 1.9%
Crown Holdings, Inc.*	17,768	901,726
Sealed Air Corp.	26,391	1,129,271
Total Packaging & Containers		2,030,997

Pharmaceuticals – 1.1%
Allergan PLC	3,156	531,123
Zoetis, Inc.	8,043	671,671
Total Pharmaceuticals		1,202,794

REITS – 2.6%
Apple Hospitality REIT, Inc.	44,947	789,719
SL Green Realty Corp.	16,850	1,631,585
VEREIT, Inc.	58,774	409,067
Total REITS		2,830,371

Retail – 14.0%
AutoNation, Inc.*	31,547	1,475,769
AutoZone, Inc.*	1,509	978,873
Bed Bath & Beyond, Inc.	62,399	1,309,755
Best Buy Co., Inc.(a)	20,942	1,465,731
Burlington Stores, Inc.*	7,103	945,764
Dollar General Corp.	5,205	486,928
Foot Locker, Inc.	34,141	1,554,781
Macy's, Inc.	12,634	375,735
Michaels Cos., Inc. (The)*	70,296	1,385,534
Ross Stores, Inc.	10,453	815,125
Signet Jewelers Ltd.(a)	35,624	1,372,237
Walgreens Boots Alliance, Inc.	33,701	2,206,404
Walmart, Inc.	11,005	979,115
Total Retail		15,351,751

Semiconductors – 1.7%
Teradyne, Inc.(a)	23,570	1,077,384
Texas Instruments, Inc.	7,429	771,799
Total Semiconductors		1,849,183

Shipbuilding – 1.1%
Huntington Ingalls Industries, Inc.	4,578	1,180,025

Software – 1.6%
Akamai Technologies, Inc.*	16,563	1,175,642
Jack Henry & Associates, Inc.(a)	5,110	618,054
Total Software		1,793,696

Telecommunications – 2.2%
CommScope Holding Co., Inc.*	19,884	794,764
Juniper Networks, Inc.	22,293	542,389
Motorola Solutions, Inc.	10,628	1,119,128
Total Telecommunications		2,456,281

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Transportation – 0.7%
Norfolk Southern Corp.	5,843	$793,363
Total Common Stocks
(Cost $110,675,992)		106,841,105

MONEY MARKET FUND – 2.4%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 1.48%(b) (Cost $2,680,756)	2,680,756	2,680,756

REPURCHASE AGREEMENTS – 1.0%(c)
Citibank NA, dated 03/29/18, due 04/02/18, 1.80%, total to be received $75,097, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.88%, 08/02/18-9/09/49, totaling $76,123)	$75,086	75,086
Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.81%, total to be received $253,784, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/30/18-12/01/51, totaling $258,061)	253,746	253,746
HSBC Securities USA, Inc., dated 03/29/18, due 04/02/18, 1.78%, total to be received $253,784, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.25%, 05/15/18-1/15/37, totaling $259,204)	253,746	253,746
Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.82%, total to be received $253,784, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.50%, 04/02/18-2/20/68, totaling $258,090)	253,746	253,746
RBC Dominion Securities, Inc., dated 03/29/18, due 04/02/18, 1.80%, total to be received $253,784, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.00%, 06/28/18-12/20/47, totaling $258,040)	253,746	253,746
Total Repurchase Agreements
(Cost $1,090,070)		1,090,070

Total Investments – 100.8%
(Cost $114,446,818)		110,611,931
Liabilities in Excess of Other Assets – (0.8%)		(911,644)
Net Assets – 100.0%		$109,700,287

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $12,307,263; the aggregate market value of the collateral held by the fund is $12,445,334. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $11,355,264.
(b)	Rate shown reflects the 7-day yield as of March 31, 2018.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.8%
Auto Parts & Equipment	1.3
Banks	6.2
Biotechnology	0.8
Building Materials	0.4
Chemicals	1.0
Commercial Services	1.7
Computers	3.2
Cosmetics / Personal Care	0.9

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

Schedule of Investments (continued)

March 31, 2018 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Distribution / Wholesale	2.4%
Diversified Financial Services	7.0
Electric	0.4
Electrical Components & Equipment	1.7
Electronics	3.0
Environmental Control	0.7
Food	4.8
Healthcare - Products	3.0
Healthcare - Services	7.0
Home Builders	0.7
Housewares	1.2
Insurance	4.4
Internet	1.7
Iron / Steel	0.8
Leisure Time	0.5
Machinery - Diversified	0.8
Media	5.2
Miscellaneous Manufacturing	2.8
Oil & Gas	1.3
Oil & Gas Services	0.8
Packaging & Containers	1.9
Pharmaceuticals	1.1
REITS	2.6
Retail	14.0
Semiconductors	1.7
Shipbuilding	1.1
Software	1.6
Telecommunications	2.2
Transportation	0.7
Money Market Fund	2.4
Repurchase Agreements	1.0
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES TRUST

Notes to the Schedules of Investments

March 31, 2018 (unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification ("ASC") Topic 946 “Financial Services—Investment Companies”. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of 17 active funds (the “Funds” or “ETFs” and individually, the “Fund” or “ETF”).

2. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Funds’ assets and liabilities carried at fair value:

Assets	Cornerstone Small Cap ETF	Dorsey Wright ADR ETF	Focused Equity ETF	KIM Korea Equity ETF	Madrona Domestic ETF	Madrona Global Bond ETF
Level 1
Exchange Traded Funds	$-	$-	$-	$-	$-	$18,220,095
Common Stocks	4,646,533	241,325,920	13,799,453	10,333,618	28,154,231	-
Money Market Fund	18,257	1,996,627	135,685	-	728,333	396,649
Futures†	-	-	-	-	-	-
Level 2
Repurchase Agreements for Securities Loaned	299,408	30,715,916	414,642	-	1,140,461	2,403,769
Level 3
Common Stocks	-	-	-	-	- (a)	-
Total	$4,964,198	$274,038,463	$14,349,780	$10,333,618	$30,023,025	$21,020,513

Assets	Madrona International ETF	Meidell Tactical Advantage ETF	New Tech and Media ETF	Newfleet Multi- Sector Income ETF	Pacific Asset Enhanced Floating Rate ETF	Peritus High Yield ETF
Level 1
Exchange Traded Fund	$-	$-	$-	$-	$34,557	$-
Common Stocks	12,950,276	-	41,056,419	-	-	-
Money Market Fund	295,073	544,545	23,605,497	7,109,989	3,013,279	3,791,940
Level 2
Corporate Bonds	-	-	-	37,228,398	2,474,251	95,775,585
Foreign Bonds	-	-	-	12,045,589	720,850	21,617,028
U.S. Treasury Notes	-	-	-	4,494,404	-	-
U.S. Government Agency Securities	-	-	-	2,472,058	-	-
Asset Backed Securities	-	-	-	51,021,469	-	-
Mortgage Backed Securities	-	-	-	46,806,801	-	-
Term Loans	-	-	-	22,148,603	23,323,255	28,175,969
Swap Contracts†	-	-	-	-	25,986	-
Repurchase Agreements for Securities Loaned	1,704,708	-	1,353,907	485,672	112,640	32,351,592
Total	$14,950,057	$544,545	$66,015,823	$183,812,983	$29,704,818	$181,712,114

Assets	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy-Write ETF	Vice ETF	Wilshire Buyback ETF
Level 1
Exchange Traded Funds	$44,581,500	$-	$16,455,659	$-	$-
Common Stocks	-	-	-	14,831,498	106,841,105
Money Market Fund	29,970,928	912,543	240,723	30,343	2,680,756
Repurchase Agreements for Securities Loaned	-	-	-	-	1,090,070
Level 2
Corporate Bonds	-	28,028,651	-	-	-
Foreign Bonds	-	3,949,702	-	-	-
U.S. Treasury Notes	-	1,925,109	-	-	-
U.S. Treasury Bill	-	99,860	-	-	-
Asset Backed Securities	-	12,926,904	-	-	-
Mortgage Backed Securities	-	3,823,847	-	-	-
Repurchase Agreements for Securities Loaned	-	59	-	-	-
Liabilities
Level 1
Exchange Traded Funds	(6,593,570)	-	-	-	-
Common Stocks	(129,930,116)	-	-	-	-
Written Options	-	-	(5,405)	-	-
Total	$(61,971,258)	$51,666,675	$16,690,977	$14,861,841	$110,611,931

(a) Includes securities fair valued at $0. See Schedule of Investments.

† Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

There were no recognized transfers between Level 1 and Level 2.

A reconciliation of assets or liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant (individually, greater than 1% of the net assets of a fund, or collectively, greater than 5% of the net assets of a fund) Level 3 assets or liabilities at the end of the period.

3. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2018 were as follows:

Affiliated Fund Name	Value at 6/30/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Unrealized Gain (Loss)	Value at 3/31/2018	Dividend Income
Madrona Global Bond ETF
Peritus High Yield ETF	$2,226,968	$127,165	$(1,624,724)	$55,370	$(35,234)	$749,545	$72,668
Ranger Equity Bear ETF
Sage Core Reserves ETF	67,182,750	-	(22,339,734)	(32,016)	(229,500)	44,581,500	670,401

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date May 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date May 9, 2018

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date May 9, 2018

* Print the name and title of each signing officer under his or her signature.